As filed with the Securities and Exchange Commission
                                 on May 28, 1999

                                                       Registration Nos. 2-99810
                                                                       811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment                                            [ ]
         Post-Effective Amendment No. 36                                    [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]
         Amendment No. 34                                                   [X]

                        (Check appropriate box or boxes.)


                              THE PBHG FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                    ----------------------------------------
                    (Address of Principal Executive Offices)


        Registrant's Telephone Number, Including Area Code (800) 433-0051
                                                           --------------

                                Harold J. Baxter
                        Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                     ---------------------------------------
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq.         and to            John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                        825 Duportail Road
   Philadelphia, PA 19103-7599                          Wayne, PA 19087
         (215) 864-8600                                  (610) 341-9000

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b)
| | on _____________________ pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                              THE PBHG FUNDS, INC.

                              CROSS REFERENCE SHEET
                          (as required by Rule 495(a))

N-1A
----

Item No.                                         Location
--------                                         --------

     PART A

 1.  Cover Page                                  Cover Page

 2.  Synopsis                                    Summary; Expense Summary

 3.  Condensed Financial Information             Not Applicable

 4.  General Description of Registrant           Investment Objectives and Policies;
                                                 General Investment Policies and
                                                 Strategies; Risk Factors; Investment
                                                 Limitations; General Information--The Fund

 5.  Management of the Fund                      General Information--Directors of the
                                                 Fund; General Information--The Adviser;
                                                 General Information--The Sub-Adviser
                                                 (Small Cap Value, Mid-Cap Value, and Large
                                                 Cap Value Portfolios); General
                                                 Information--The Administrator and the
                                                 Sub-Administrator; General
                                                 Information--The Transfer Agent and
                                                 Shareholder Servicing Agents; General
                                                 Information--The Distributor

 5A. Management's Discussion of                  Not Applicable
     Fund Performance

 6.  Capital Stock and Other Securities          General Information--Voting Rights; Tax
                                                 Status, Dividends and Distributions

 7.  Purchase of Securities Being Offered        Purchases and Redemptions; Net Asset Value

 8.  Redemption or Repurchase                    Purchases and Redemptions; Net Asset Value

 9.  Pending Legal Proceedings                   Not Applicable

     PART B

10.  Cover Page                                  Cover Page

11.  Table of Contents                           Table of Contents

12.  General Information and History             The Fund

13.  Investment Objectives and Policies          Description of Permitted Investments;
                                                 Investment Limitations; Description of
                                                 Shares

14.  Management of the Fund                      Directors and Officers of the Fund; The
                                                 Administrator and Sub-Administrator

15.  Control Persons and Principal Holders       Directors and Officers of the Fund
     of Securities

16.  Investment Advisory and Other               The Adviser; The Sub-Advisers;
     Services                                    The Administrator and Sub-Administrator;
                                                 Other Service Providers

17.  Brokerage Allocation and Other              Portfolio Transactions
     Practices

18.  Capital Stock and Other Securities          Description of Shares

19.  Purchase, Redemption and Pricing of         Purchases and Redemptions of
     Securities Being Offered                    Shares; Determination of Net Asset Value

20.  Tax Status                                  Taxes

21.  Underwriters                                The Distributor

22.  Calculation of Performance Data             Performance  Advertising; Computation of
                                                 Yield; Calculation of Total Return

23.  Financial Statements                        Financial Statements

                                     [LOGO]


                              The PBHG Funds, Inc.

                                PBHG Growth Fund
                            PBHG Emerging Growth Fund
                           PBHG Large Cap Growth Fund
                             PBHG Select Equity Fund
                              PBHG Core Growth Fund
                                PBHG Limited Fund
                             PBHG Large Cap 20 Fund
                           PBHG New Opportunities Fund
                            PBHG Large Cap Value Fund
                             PBHG Mid-Cap Value Fund
                            PBHG Small Cap Value Fund
                             PBHG Focused Value Fund
                             PBHG International Fund
                             PBHG Cash Reserves Fund
                      PBHG Technology & Communications Fund
                        PBHG Strategic Small Company Fund


                                   Prospectus
                                  July 1, 1999


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Portfolio shares as an investment or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

An Introduction to the PBHG Funds(R) and this Prospectus

     The PBHG Funds, Inc. is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds.

     Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own. For example, the Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves. In general, the other Funds are designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

     Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter Value Investors, Inc. ("Value Investors"), a wholly-owned subsidiary of Pilgrim Baxter, is the sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds. Murray Johnstone International Limited ("Murray Johnstone") is the sub-adviser for the International Fund. Wellington Management Company, LLP ("Wellington Management") is the sub-adviser for the Cash Reserves Fund. Pilgrim Baxter, Value Investors, Murray Johnstone and Wellington Management invest Fund assets in a way that they believe will help a Fund achieve its goal. However, there is no guarantee that a Fund will achieve its goal.

     This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

         Fund Summaries
                  Growth Fund
                  Emerging Growth Fund
                  Large Cap Growth Fund
                  Select Equity Fund
                  Core Growth Fund
                  Limited Fund
                  Large Cap 20 Fund
                  New Opportunities Fund
                  Large Cap Value Fund
                  Mid-Cap Value Fund
                  Small Cap Value Fund
                  Focused Value Fund

                  International Fund
                  Cash Reserves Fund
                  Technology & Communications Fund
                  Strategic Small Company Fund

         More About the Funds
                  The Investment Adviser and Sub-Advisers
                  Your Investment
                  Year 2000
                  Pricing Fund Shares
                  Buying Shares
                  Selling Shares
                  Distributions and Taxes
                  Financial Highlights

PBHG Growth Fund

[graphic] Goal:
The Fund seeks to provide investors with capital appreciation.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $2 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

    [BAR CHART]

               PBHG Class                               Advisor Class
     -----------------------------             ----------------------------
       1998                0.59%                 1998               0.32%
       1997               -3.35%                 1997              -3.62%
       1996                9.82%
       1995               50.35%
       1994                4.75%
       1993               46.71%
       1992               28.30%
       1991               51.63%
       1990               -9.64%
       1989               29.29%

         The Fund's year-to-date return as of 3/31/99 was: PBHG Class, -4.03%; Advisor Class, -4.10%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

                                    PBHG Class                       Advisor Class
                                  ----------                         -------------
Best Quarter:  4th Quarter 1992     42.16%       4th Quarter 1998        27.33%
Worst Quarter: 3rd Quarter 1990    -29.05%       3rd Quarter 1998       -26.28%

Average Annual Total Returns as of 12/31/98:

                                            Past           Past           Past
                                           1 Year        5 Years        10 Years
                                           -------        ------        --------
  Growth Fund - PBHG Class                 0.59%          10.95%         18.82%
  Growth Fund - Advisor Class*             0.32%          10.82%         18.75%
  Russell 2000 Growth Index                1.23%          10.22%         11.54%

* The inception date of the PBHG Growth Fund - Advisor Class was August 16, 1996. The performance shown for the Advisor Class prior to its inception is based on the performance and expenses of the PBHG Class. The average annual total return of the Advisor Class from its inception date to December 31, 1999 was -0.05%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................................... None
Maximum Deferred Sales Charge (Load)...................................................... None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ...... None
Redemption Fee ........................................................................... None
Exchange Fee ............................................................................. None
Maximum Account Fee ...................................................................... None


Annual Fund Operating Expenses                                                  PBHG       Advisor
(Expenses that are deducted from Portfolio Assets)                              Class       Class
                                                                                -----       -----
Management Fees ..............................................................  0.85%        0.85%
Distribution and/or Services (12b-1) Fees ....................................  None         0.25%
Other Expenses ...............................................................  0.47%        0.47%
Total Annual Fund Operating Expenses .........................................  1.32%        1.57%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                        PBHG                  Advisor
                                        Cost                    Cost
                                       ------                  ------
               1 Year                    $134                    $160
               3 Years                   $418                    $496
               5 years                   $723                    $855
              10 Years                 $1,590                  $1,867

PBHG Emerging Growth Fund

[graphic] Goal:
The Fund seeks to provide investors with long-term growth of capital.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $500 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by S&P 500(R) Index. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

Calendar Year Total Returns

              [BAR CHART]

                 1998                 3.00%
                 1997                -3.67%
                 1996                17.08%
                 1995                48.45%
                 1994                23.78%

         The Fund's year-to-date return as of 3/31/99 was -13.95%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:        3rd Quarter 1993        25.00%
         Worst Quarter:       1st Quarter 1997       -24.42%

Average Annual Total Returns as of 12/31/98:

                                      Past            Past       Since Inception
                                     1 Year         5 Years         (6/14/93)
                                     ------         ------       ---------------
    Emerging Growth Fund              3.00%          16.38%           20.62%
    Russell 2000 Growth Fund          1.23%          10.22%            N/A

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .....................................  None
Maximum Deferred Sales Charge (Load)..................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ..  None
Redemption Fee .......................................................................  None
Exchange Fee .........................................................................  None
Maximum Account Fee ..................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ...................................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................................ None
Other Expenses ....................................................................... 0.49%
Total Annual Fund Operating Expenses ................................................. 1.34%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                 Your
                                                 Cost
                                                ------
                    1 Year                        $136
                    3 Years                       $425
                    5 years                       $734
                   10 Years                     $1,613

PBHG Large Cap Growth Fund

[graphic] Goal:
The Fund seeks to provide investors with long-term growth of capital.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund also may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

             [BAR CHART]

                 1998                30.42%
                 1997                22.36%
                 1996                23.40%

         The Fund's year-to-date return as of 3/31/99 was 4.15%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:          2nd Quarter 1997         23.56%
         Worst Quarter:         3rd Quarter 1998        -13.69%

Average Annual Total Returns as of 12/31/98:

                                           Past               Since Inception
                                          1 Year                 (4/05/95)
                                          -------             ---------------
       Large Cap Growth Fund               30.42%                   29.58%
       S&P 500(R) Index                    28.59%                    N/A

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .........................................  None
Maximum Deferred Sales Charge (Load)......................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ......  None
Redemption Fee ...........................................................................  None
Exchange Fee .............................................................................  None
Maximum Account Fee ......................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees .......................................................................... 0.75%
Distribution and/or Services (12b-1) Fees ................................................  None
Other Expenses ........................................................................... 0.50%
Total Annual Fund Operating Expenses ..................................................... 1.25%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                               Your
                                               Cost
                                              ------
              1 Year                            $127
              3 Years                           $397
              5 years                           $686
             10 Years                         $1,511

PBHG Select Equity Fund

[graphic] Goal:
The Fund seeks to provide investors with long-term growth of capital.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The Fund invests in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value than it would in a fund investing in a larger number of stocks.

The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

              [BAR CHART]

                 1998                19.02%
                 1997                 6.84%
                 1996                27.99%

         The Fund's year-to-date return as of 3/31/99 was 4.09%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:       3rd Quarter 1995        24.48%
         Worst Quarter:      3rd Quarter 1998       -18.80%

Average Annual Total  Returns as of 12/31/98:

                                              Past             Since Inception
                                             1 Year               (4/05/95)
                                             ------            ----------------
       Select Equity Funds                   19.02%                 28.81%
       S&P 500(R) Index                      28.59%                  N/A


[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................................  None
Maximum Deferred Sales Charge (Load)....................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ....  None
Redemption Fee .........................................................................  None
Exchange Fee ...........................................................................  None
Maximum Account Fee ....................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ........................................................................ 0.85%
Distribution and/or Services (12b-1) Fees ..............................................  None
Other Expenses ......................................................................... 0.49%
Total Annual Fund Operating Expenses ................................................... 1.34%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: (1) you invest $10,000 in the Fund for the time periods shown; (2) you redeem all your shares at the end of those time periods; (3) you earn a 5% return on your investment each year; and
(4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                      Your
                                                      Cost
                                                     -------
                      1 Year                            $136
                      3 Years                           $425
                      5 years                           $734
                     10 Years                         $1,613

PBHG Core Growth Fund

[graphic] Goal:
The Fund seeks to provide investors with long-term capital appreciation.

[graphic] Main Investment Strategies:
Under normal market conditions, the fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund also may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price. In addition, the fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the

Fund's performance over time to that of the Russell Mid Cap Growth Index, a widely recognized, unmanaged index that measures the performance of the 800 smallest securities in the Russell 1000 Index with a greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

              [BAR CHART]


                 1998                 7.42%
                 1997                -9.71%
                 1996                32.80%

         The Fund's year-to-date return as of 3/31/99 was 9.16%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:        4th Quarter 1998         19.37%
         Worst Quarter:       3rd Quarter 1998        -20.43%

Average Annual Total  Returns as of 12/31/98:

                                                  Past           Since Inception
                                                 1 Year             (12/29/95)
                                                 ------          ---------------
       Core Growth Fund                            7.42%                8.79%
       Russell Mid Cap Growth Index               17.87%               19.28%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .....................................  None
Maximum Deferred Sales Charge (Load)..................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions...  None
Redemption Fee .......................................................................  None
Exchange Fee .........................................................................  None
Maximum Account Fee ..................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ...................................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................................  None
Other Expenses ....................................................................... 0.60%
Total Annual Fund Operating Expenses ................................................. 1.45%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                Your
                                                Cost
                                               ------
               1 Year                            $148
               3 Years                           $459
               5 years                           $792
              10 Years                         $1,735

PBHG Limited Fund

This fund is currently offered only to existing shareholders. Existing shareholders may open new accounts, provided that any new account is registered in the same name or has the same social security or taxpayer identification number as the existing shareholder's account.

[graphic] Goal:
The Fund seeks to provide investors with long-term capital appreciation.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues of up to $250 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by S&P 500(R) Index. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

              [BAR CHART]

                 1998                13.05%
                 1997                16.07%

         The Fund's year-to-date return as of 3/31/99 was -10.62%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:          2nd Quarter 1997        26.08%
         Worst Quarter:         1st Quarter 1997       -18.03%

Average Annual Total  Returns as of 12/31/98:

                                                  Past           Since Inception
                                                 1 Year             (6/28/96)
                                                 ------          ---------------
       Limited Fund                              13.05%               16.09%
       Russell 2000 Growth Index                  1.23%               5.25%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .....................................  None
Maximum Deferred Sales Charge (Load)..................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ..  None
Redemption Fee .......................................................................  None
Exchange Fee .........................................................................  None
Maximum Account Fee ..................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ...................................................................... 1.00%
Distribution and/or Services (12b-1) Fees ............................................  None
Other Expenses ....................................................................... 0.40%
Total Annual Fund Operating Expenses ................................................. 1.40%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                      Your
                                                      Cost
                                                     ------
                  1 Year                               $143
                  3 Years                              $443
                  5 years                              $766
                 10 Years                            $1,680

PBHG Large Cap 20 Fund

[graphic] Goal:
The Fund, a non-diversified fund, seeks to provide investors with long-term growth of capital.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund will invest at least 65% of its total assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations over $1 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value than it would in a diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P(R) 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

             [BAR CHART]

                 1998                67.83%
                 1997                32.96%

         The Fund's year-to-date return as of 3/31/99 was 11.11%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:     4th Quarter 1998         31.43%
         Worst Quarter:    1st Quarter 1997         -5.90%

Average Annual Total Returns as of 12/31/98:

                                                 Past           Since Inception
                                                1 Year             (11/29/96)
                                                ------          ---------------
       Large Cap 20 Fund                         67.83%               45.76%
       S&P 500(R)Index                           28.59%               28.25%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .....................................  None
Maximum Deferred Sales Charge (Load)..................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ..  None
Redemption Fee .......................................................................  None
Exchange Fee .........................................................................  None
Maximum Account Fee ..................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ...................................................................... 0.85%
Distribution and/or Services (12b-1) Fees ............................................  None
Other Expenses ....................................................................... 0.42%
Total Annual Fund Operating Expenses ................................................. 1.27%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                       Your
                                                       Cost
                                                      ------
                    1 Year                              $129
                    3 Years                             $403
                    5 years                             $697
                   10 Years                           $1,534

PBHG New Opportunities Fund

This fund will close to new investors at the close of business on the Business Day on which its net assets first exceed $150 million (Closing Day). After Closing Day, only the following investments will be accepted: (a) subsequent investments by persons who were shareholders on Closing Day; (b) new and subsequent investments made by discretionary advised clients of the Adviser and its affiliates and by employees of the Adviser and its affiliates; and (c) new and subsequent investments by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Internal Revenue Code (the Code) or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code.

[graphic] Goal:
The Fund seeks to provide investors with capital appreciation.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which the Adviser believes have above-average long-term growth potential. These companies generally have market capitalizations under $1 billion. The growth securities in the Fund are primarily common stocks. The sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter uses its own research, computer models and measures of growth in managing this Fund.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund's emphasis on certain sectors of the economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments.

The Fund may emphasize small and medium sized growth companies, so it may be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The performance table below illustrates the risks and volatility of an investment in the Fund by comparing the Fund's performance from its inception on February 2, 1999 through March 31, 1999 to that of the Russell 2000 Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000 Index with greater-than-average growth orientation. The table assumes reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Cumulative Total Returns as of 3/31/99:

                                                           Since Inception
                                                              (2/12/99)
                                                           ----------------
       New Opportunities Fund                                  21.82%
       Russell 2000 Growth Index                                 N/A

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. Since the Fund did not commence investment operations until February 2, 1999, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ........................................  None
Maximum Deferred Sales Charge (Load).....................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions .....  None
Redemption Fee ..........................................................................  None
Exchange Fee ............................................................................  None
Maximum Account Fee .....................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ......................................................................... 1.00%
Distribution and/or Services (12b-1) Fees ...............................................  None
Other Expenses .......................................................................... 0.59%
Total Annual Fund Operating Expenses .................................................... 1.59%
Fee Waiver (and/or Expense Reimbursement) ............................................... 0.09%
Net Expenses ............................................................................ 1.50% *

* This is the actual total fund operating expense you will pay as an investor in this Fund for the current fiscal year ending March 31, 2000. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                         Your
                                                         Cost*
                                                       -------
                    1 Year                                $153
                    3 Years                               $493


* The costs assume the 1.50% expense cap is in place only for 1 year. If the Fund's expenses were capped at 1.50% for all years, your cost would be:

                    1 Year                                $153
                    3 Years                               $474

PBHG Large Cap Value Fund

[graphic] Goal:
The Fund seeks to provide investors long-term growth of capital and income. Current income is a secondary objective.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations greater than $1 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own research, computer models and measures of value in managing this Fund.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

             [BAR CHART]

                 1998                34.74%
                 1997                25.62%

         The Fund's year-to-date return as of 3/31/99 was 0.22 %.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:         4th Quarter 1998            28.21%
         Worst Quarter:        3rd Quarter 1998            -7.94%

Average Annual Total Returns as of 12/31/98:

                                           Past              Since Inception
                                          1 Year                (12/31/96)
                                          -------            ----------------
       Large Cap Value Fund                34.74%                  30.10%
       S&P 500(R)Index                     28.59%                  28.25%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................................  None
Maximum Deferred Sales Charge (Load)....................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ....  None
Redemption Fee .........................................................................  None
Exchange Fee ...........................................................................  None
Maximum Account Fee ....................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ........................................................................ 0.65%
Distribution and/or Services (12b-1) Fees ..............................................  None
Other Expenses ......................................................................... 0.36%
Total Annual Fund Operating Expenses ................................................... 1.01%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                         Your
                                                         Cost
                                                        -------
                    1 Year                                $103
                    3 Years                               $322
                    5 years                               $558
                   10 Years                             $1,236

PBHG Mid-Cap Value Fund

[graphic] Goal:
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the S&P Mid Cap 400 Index. Currently, the companies in the S&P Mid Cap 400 have market capitalizations between $200 million and $5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own research, computer models and measures of value in managing this Fund. The Fund's sector weightings are generally within 5% of the S&P Mid Cap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P Mid Cap 400.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P Mid Cap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

             [BAR CHART]

                 1998                27.84%

The Fund's year-to-date return as of 3/31/99 was -3.52%.

During the period shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:              4th Quarter 1998           30.07%
         Worst Quarter:             3rd Quarter 1998          -12.52%

Average Annual Total Returns as of 12/31/98:

                                             Past             Since Inception
                                            1 Year               (4/30/97)
                                           ------             ---------------
       Mid-Cap Value Fund                   27.84%                42.56%
       S&P Mid Cap 400 Index                19.06%                30.36%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................................  None
Maximum Deferred Sales Charge (Load)....................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ....  None
Redemption Fee .........................................................................  None
Exchange Fee ...........................................................................  None
Maximum Account Fee ....................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ........................................................................ 0.85%
Distribution and/or Services (12b-1) Fees ..............................................  None
Other Expenses ......................................................................... 0.48%
Total Annual Fund Operating Expenses ................................................... 1.33%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                         Your
                                                         Cost
                                                        ------
                    1 Year                                $135
                    3 Years                               $421
                    5 years                               $729
                   10 Years                             $1,601

PBHG Small Cap Value Fund

[graphic] Goal:
The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks, issued by companies with market capitalizations within the range of the Russell 2000 Index. Currently, the companies in the Russell 2000 have market capitalizations between $100 million and $1.5 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own research, computer models and measures of value in managing this Fund. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000.

The Fund also may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

              [BAR CHART]

                 1998                 1.13%

         The Fund's year-to-date return as of 3/31/99 was -12.73%.

During the calendar year shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:              4th Quarter 1998           24.20%
         Worst Quarter:             3rd Quarter 1998          -21.59%

Average Annual Total  Returns as of 12/31/98:

                                         Past                  Since Inception
                                        1 Year                    (4/30/97)
                                        ------                 ---------------
       Small Cap Value Fund              1.13%                      25.94%
       Russell 2000 Index               -2.56%                      14.54%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................................  None
Maximum Deferred Sales Charge (Load)...................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ...  None
Redemption Fee ........................................................................  None
Exchange Fee ..........................................................................  None
Maximum Account Fee ...................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ....................................................................... 1.00%
Distribution and/or Services (12b-1) Fees .............................................  None
Other Expenses ........................................................................ 0.48%
Total Annual Fund Operating Expenses .................................................. 1.48%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                         Your
                                                         Cost
                                                        -------
                    1 Year                                $151
                    3 Years                               $468
                    5 years                               $808
                   10 Years                             $1,768

PBHG Focused Value Fund

[graphic] Goal:
The Fund, a non-diversified fund, seeks to provide investors with above-average total return over a 3 to 5 year market cycle.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors use their own research, computer models and measures of value in managing this Fund.

The Fund also may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The Fund is non-diversified which means as compared to a diversified fund, it invests a higher percentage of its assets in a limited number of stocks in order to achieve a potentially greater investment return. As a result, the price change of a single security, positive or negative, has a greater impact on the Fund's net asset value than it would in a diversified fund.

The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may even go down in price. In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500(R) Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The performance table below illustrates the risks and volatility of an investment in the Fund by comparing the Fund's performance from its inception on February 2, 1999 through March 31, 1999 to that of the S&P 500(R) Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. The table assumes reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Cumulative Total  Returns as of 3/31/99:

                                               Since Inception
                                                  (2/2/99)
                                               ---------------
       Focused Value Fund                           1.36%
       S&P 500(R) Index                              N/A

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................................  None
Maximum Deferred Sales Charge (Load)...................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ...  None
Redemption Fee ........................................................................  None
Exchange Fee ..........................................................................  None
Maximum Account Fee ...................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ....................................................................... 0.85%
Distribution and/or Services (12b-1) Fees .............................................  None
Other Expenses ........................................................................ 1.82%
Total Annual Fund Operating Expenses .................................................. 2.67%
Fee Waiver (and/or Expense Reimbursement) ............................................. 1.17%
Net Expenses .......................................................................... 1.50%*

* This is the actual total fund operating expense you will pay as an investor in this Fund for the fiscal year ending March 31, 2000. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                        Your
                                                        Cost*
                                                        ------
                    1 Year                                $153
                    3 Years                               $718

* The costs assume the 1.50% expense cap is in place only for 1 year. If the Fund's expenses were capped at 1.50% for all years, your cost would be:

                    1 Year                                $153
                    3 Years                               $474

PBHG International Fund

[graphic] Goal:
The Fund seeks to provide investors with long-term capital appreciation.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in foreign equity securities of companies in at least three countries other than the United States. In addition, more than 25% of the Fund's total assets may be invested in companies whose principal activities are in specific countries or geographic regions, including countries generally considered to be an emerging or developing country by the international finance community.

The Fund generally will not hedge its currency exposure. However, the Fund may on occasion enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The foreign equity securities in the Fund may never reach what Murray Johnstone believes are their full capital appreciation potential and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the MSCI EAFE Index, a widely recognized, unmanaged index that tracks the performance of 60% of the publicly traded companies in Europe, Australia and the Far East. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

              [BAR CHART]

                 1998                12.74%
                 1997                 3.48%
                 1996                12.66%
                 1995                 2.05%

         The Fund's year-to-date return as of 3/31/99 was 2.56%.

During the periods shown in the chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:              4th Quarter 1998           15.36%
         Worst Quarter:             3rd Quarter 1998          -12.24%

Average Annual Total  Returns as of 12/31/98:

                                             Past              Since Inception
                                            1 Year                (6/05/94)
                                            ------             ----------------
       International Fund                   12.74%                  6.18%
       MSCI EAFE Index                      20.00%                   N/A

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................................  None
Maximum Deferred Sales Charge (Load)...................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ...  None
Redemption Fee ........................................................................  None
Exchange Fee ..........................................................................  None
Maximum Account Fee ...................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ....................................................................... 1.00%
Distribution and/or Services (12b-1) Fees .............................................  None
Other Expenses ........................................................................ 0.97%
Total Annual Fund Operating Expenses .................................................. 1.97%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                         Your
                                                         Cost
                                                        ------
                    1 Year                                $200
                    3 Years                               $618
                    5 years                             $1,062
                   10 Years                             $2,296

PBHG Cash Reserves Fund

[graphic] Goal:
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of US or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that the Adviser or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk.

[graphic] Main Investment Risks:
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the issuer's individual situation, or industry changes. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The money market instruments in the Fund may never reach what Pilgrim Baxter and Wellington Management believe are their full income potential.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized, composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

             [BAR CHART]

                 1998                5.00%
                 1997                5.08%
                 1996                4.91%

         The Fund's year-to-date return as of 3/31/99 was 1.09%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:          4th Quarter 1997           1.28%
         Worst Quarter:         1st Quarter 1999           1.09%

Average Annual Total  Returns as of 12/31/98:

                                                   Past          Since Inception
                                                  1 Year            (4/04/95)
                                                  ------         ---------------
       Cash Reserves Fund                         5.00%               5.07%
       Lipper Money Market Funds Average          4.84%                N/A

To obtain information about the Fund's yield, call 1-800-433-0051.

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases ......................................  None
Maximum Deferred Sales Charge (Load)...................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ...  None
Redemption Fee ........................................................................  None
Exchange Fee ..........................................................................  None
Maximum Account Fee ...................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ....................................................................... 0.30%
Distribution and/or Services (12b-1) Fees .............................................  None
Other Expenses ........................................................................ 0.40%
Total Annual Fund Operating Expenses .................................................. 0.70%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                        Your
                                                        Cost
                                                       ------
                    1 Year                               $72
                    3 Years                             $224
                    5 years                             $390
                   10 Years                             $871

PBHG Technology & Communications Fund

[graphic] Goal:
The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies that rely extensively on technology or communications in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing exceptional growth in sales and earnings driven by technology or communications related products and services. These companies may be in different industries, such as computer software and hardware, network and cable broadcasting, defense and data storage and retrieval, and biotechnology. The Fund offers investors significant growth potential because it invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing scientific advances.

The Fund may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology issues.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Soundview Technology Index, a widely recognized, unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

             [BAR CHART]

                 1998                26.00%
                 1997                 3.32%
                 1996                54.42%

         The Fund's year-to-date return as of 3/31/99 was 28.62%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:           4th Quarter 1998           29.60%
         Worst Quarter:          4th Quarter 1997          -17.42%

Average Annual Total Returns as of 12/31/98:

                                                  Past         Since Inception
                                                 1 Year           (10/02/95)
                                                 ------        ---------------
       Technology & Communications Fund          26.00%             29.72%
       Soundview Technology Index                42.33%             26.63%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................................  None
Maximum Deferred Sales Charge (Load)....................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ....  None
Redemption Fee .........................................................................  None
Exchange Fee ...........................................................................  None
Maximum Account Fee ....................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ........................................................................ 0.85%
Distribution and/or Services (12b-1) Fees .............................................. None
Other Expenses ......................................................................... 0.49%
Total Annual Fund Operating Expenses ................................................... 1.34%

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                         Your
                                                         Cost
                                                        ------
                    1 Year                                $136
                    3 Years                               $425
                    5 years                               $734
                   10 Years                             $1,613

PBHG Strategic Small Company Fund

[graphic] Goal:
The Fund seeks to provide investors with growth of capital.

[graphic] Main Investment Strategies:
Under normal market conditions, the Fund invests at least 65% of its total assets in growth and value securities, such as common stocks of small sized companies. These companies generally have market capitalizations or annual revenues of up to $750 million. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors use their own research computer models and measures of growth and value in managing this Fund.

The Fund also may use options and futures contracts for hedging and risk management.

[graphic] Main Investment Risks:
The value of your investment in the Fund will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may even go down in price.

The Fund's use of options and futures contracts may reduce returns or increase volatility.

Although the Fund strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[graphic] Performance Information:
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000 Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

Calendar Year Total Returns

             [BAR CHART]

                 1998                 2.13%
                 1997                25.67%

         The Fund's year-to-date return as of 3/31/99 was -7.62%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

         Best Quarter:              4th Quarter 1998           28.30%
         Worst Quarter:             3rd Quarter 1998          -23.48%

Average Annual Total  Returns as of 12/31/98:

                                               Past           Since Inception
                                              1 Year             (12/31/96)
                                              ------          ----------------
       Strategic Small Company Fund            2.13%               13.29%
       Russell 2000 Index                     -2.56%                9.19%

[graphic] Fees and Expenses:
This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Fund. Shareholder transaction fees are paid from your account. Annual operating expenses are paid out of the Fund's assets, so their effect is included in the share price. The expenses listed below are based on the Fund's last fiscal year.

Expense Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases .......................................  None
Maximum Deferred Sales Charge (Load)....................................................  None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions ....  None
Redemption Fee .........................................................................  None
Exchange Fee ...........................................................................  None
Maximum Account Fee ....................................................................  None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio Assets)
Management Fees ........................................................................ 1.00%
Distribution and/or Services (12b-1) Fees ..............................................  None
Other Expenses ......................................................................... 0.54%
Total Annual Fund Operating Expenses ................................................... 1.54%
Fee Waiver (and/or Expense Reimbursement) .............................................. 0.04%
Net Expenses ........................................................................... 1.50%*


* This is the actual total fund operating expense you would have paid as an investor in this Fund for the fiscal year ended March 31, 1999. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.50%. You should know that in any fiscal year in which the Fund's assets are greater than $75 million and its total annual fund operating expenses are less than 1.50%, the Fund's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.

[graphic] Example:
This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower.

                                                        Your
                                                        Cost*
                                                        ------
                    1 Year                                $153
                    3 Years                               $483
                    5 years                               $836
                   10 Years                             $1,831

* The costs assume the 1.50% expense cap is in place only for 1 year. If the Fund's expenses were capped at 1.50% for all years, your cost would be:

                    1 Year                                $153
                    3 Years                               $474
                    5 years                               $818
                   10 Years                             $1,791

MORE ABOUT THE FUNDS

[logo]Risks and Rewards:

This section takes a closer look at the investment strategies that make up each Fund's risk and reward characteristics.

In addition to the main investment strategies described in the Fund Summaries section of this Prospectus, each Fund may make other types of investments that have different risk/reward characteristics. These investments, the Funds' main investment strategies and their risk/reward characteristics are described in the table set forth below. From time to time, a Fund may make investments and pursue strategies different from those described in this Prospectus. Those investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

INVESTMENT TABLE

                                                                                         Policies to Balance Risk
        Investment                Potential Risks              Potential Rewards                 and Reward
        ----------                ---------------              -----------------         -------------------------
        Securities
Shares representing            o Security prices             o Securities have             o Pilgrim Baxter,
ownership in a                   fluctuate over time.          generally outperformed        Value Investors and
corporation.  Each Fund                                        more stable                   Murray Johnstone
may invest in the              o Security prices               investments (such as          maintain a long-term
following types of               may fall as a result          bonds and cash                investment approach
securities:  common and          of factors that relate        equivalents) over the         and focus on
preferred stocks,                to the company, such          long term.                    securities they
convertible securities,          as management                                               believe can appreciate
warrants and rights.             decisions or lower                                          over an extended time
                                 demand for the                                              frame, regardless of
                                 company's products or                                       interim fluctuations.
                                 services.
                                                                                           o Under normal
                               o Security prices                                             circumstances, each
                                 may fall because of                                         Fund intends to remain
                                 factors affecting                                           fully invested, with
                                 companies in a number                                       at least 65% of its
                                 of industries, such as                                      total assets in
                                 production costs.                                           securities.

                               o Security prices                                           o Pilgrim Baxter,
                                 may fall because of                                         Value Investors and
                                 changes in the                                              Murray Johnstone focus
                                 financial markets,                                          their active
                                 such as interest rates                                      management on
                                 or currency exchange                                        securities selection,
                                 rate changes.                                               the area they believe
                                                                                             their commitment to
                                                                                             fundamental research
                                                                                             can most enhance a
                                                                                             Fund's performance.

Growth Securities
Securities that Pilgrim        o See securities.             o See securities.             o See securities.
Baxter believes have
strong earnings growth         o Growth securities           o Growth securities           o In managing a Fund,
and capital appreciation         may be more sensitive         may appreciate faster         Pilgrim Baxter
potential and will grow          to earnings changes           than non-growth               uses its own software
faster than the economy          than other securities         securities.                   and research models
as a whole.                      because they typically                                      which incorporate
                                 trade at higher                                             important attributes
                                 earnings multiples.                                         of successful growth.
                                                                                             A key attribute of
                               o The growth securities                                       successful growth is
                                 in the Fund may                                             earnings growth.
                                 never reach what                                            Pilgrim Baxter's
                                 Pilgrim Baxter                                              investment process is
                                 believes are their                                          extremely focused on
                                 full value and may                                          earnings growth.
                                 even go down in price.

                                                                                           o Pilgrim Baxter considers
                                                                                             selling a security when
                                                                                             its anticipated appreciation
                                                                                             is no longer probable,
                                                                                             alternative investments offer
                                                                                             more superior appreciation
                                                                                             prospects or the risk
                                                                                             of a decline in its
                                                                                             market price is too
                                                                                             great.


Value Securities
Securities that Value          o See securities.             o See securities.             o See securities.
Investors believes are
currently underpriced          o Value companies             o Value securities            o In managing a Fund,
using certain financial          may have experienced          may produce                   Value Investors
measurements, such as            adverse business              significant capital           uses its own research,
their price-to-earnings          developments or may be        appreciation as the           computer models and
ratio, earnings power,           subject to special            market recognizes             measures of value.
dividend income                  risks that have caused        their full value.
potential, and                   their securities to be                                      Value Investors
competitive advantages.          out of favor.                                               considers selling a
                                                                                             security when it
                               o The value securities                                        becomes overvalued
                                 in the Fund may                                             relative to the
                                 never reach what                                            market, shows
                                 Value Investors                                             deteriorating
                                 believes are their                                          fundamentals or falls
                                 full value and may                                          short of Value
                                 even go down in price.                                      Investors'
                                                                                             expectations.


Foreign Equity Securities
Securities of foreign          o Foreign security            o Favorable exchange          o In managing the
issuers, including ADRs.         prices may fall due to        rate movements could          International Fund,
ADRs are certificates            political instability,        generate gains or             Murray Johnstone uses
issued by a U.S. bank            changes in currency           reduce losses.                its own software and
that represent a stated          exchange rates,                                             research module.
number of shares of a            foreign economic            o Foreign investments,          Murray Johnstone seeks
foreign corporation that         conditions or                 which represent               to invest in companies
the bank holds in its            inadequate regulatory         a major portion               with strong growth
vault.  An ADR is bought         and accounting                of the world's                potential in those
and sold in the same             standards.                    securities, offer             countries with the
manner as U.S. securities.                                     attractive potential          best investment
                               o These risks tend              performance and               opportunities.
                                 to be greater in              opportunities for
                                 emerging markets.  As         diversification.            o Murray Johnstone
                                 a result, the                                               considers selling a
                                 International Fund's                                        security when another
                                 investments in                                              company or country
                                 emerging markets may                                        offer superior
                                 be considered                                               investment
                                 speculative.                                                opportunities, the
                                                                                             risk associated with
                                                                                             a particular currency
                                                                                             becomes too great or
                                                                                             the security falls
                                                                                             short of Murray
                                                                                             Johnstone's expectations.

                                                                                           o Every other Fund does
                                                                                             not invest in emerging
                                                                                             markets and limits the
                                                                                             amount of total assets
                                                                                             it invests in foreign
                                                                                             securities as follows:
                                                                                             Growth/Emerging
                                                                                             Growth/Large Cap
                                                                                             Growth/Select
                                                                                             Equity/Limited/Large
                                                                                             Cap 20/New
                                                                                             Opportunities/Technology
                                                                                             & Communications: 10%
                                                                                             and Core Growth/Large
                                                                                             Cap Value/Mid-Cap
                                                                                             Value/Small Cap
                                                                                             Value/Focused
                                                                                             Value/Strategic
                                                                                             Small Company: 15%.
                                                                                             ADRs are not included
                                                                                             in these limits.

Money Market Instruments
High quality, short-term       o Money  market               o Money market                o The Cash Reserve
U.S. and foreign debt            instrument prices             instruments may have          Fund follows strict
instruments denominated          fluctuate over time.          greater short-term            SEC rules about credit
in U.S. dollars,                                               liquidity and capital         risk, maturity and
including bank                 o Money market                  preservation potential        diversification of its
obligations (such as CDs,        instrument prices may         than longer term              investments.
time deposits, bankers'          fall as a result of           investments such as
acceptances and bank             factors that relate to        stocks.
notes) commercial paper,         the issuer, such as a
corporate obligations            rating downgrade.
(including asset-backed
securities), government        o Money market
obligations (such as U.S.        instrument prices may
Treasury, agency or              fall because of
foreign government               changes in the
securities), short-term          financial markets,
obligations issued by            such as interest rate
state and local                  changes.
governments and
repurchase agreements.         o The money market
                                 instruments in the
                                 Cash Reserve Fund may
                                 never reach what Pilgrim
                                 Baxter and Wellington Management
                                 believe are their full
                                 income potential.


Small and Medium  Sized
Company Securities
                               o Smaller company             o Smaller company             o See securities/growth
                                 securities involve            securities may                securities/value
                                 greater risk and price        appreciate faster than        securities.
                                 volatility than               those of larger, more
                                 larger, more                  established companies
                                 established companies         for many reasons.  For      o Pilgrim Baxter and
                                 because they tend to          example, smaller              Value Investors focus
                                 have more limited             companies tend to have        on smaller companies
                                 product lines, markets        younger product lines         with strong balance
                                 and financial                 whose distribution and        sheets that they
                                 resources and may be          revenues are still            expect to exceed
                                 dependent on a smaller        maturing.                     consensus earnings
                                 management group.                                           expectations.


Technology Company
Securities
Securities of companies        o Technology company          o Technology company          o Each Fund seeks to
that rely extensively on         securities are                securities offer              strike a balance among
technology in their              strongly affected by          investors significant         the industries in
product development or           worldwide scientific          growth potential              which it invests so
operations or are                and technological             because they may be           that no one industry
expected to benefit from         developments and              responsible for               dominates the Fund's
technological advances           governmental policies,        breakthrough products         investments.
and improvements.                and, therefore, are           or technologies or may
                                 generally more                be positioned to take
                                 volatile than                 advantage of
                                 companies not                 cutting-edge,
                                 dependent upon or             technology-related
                                 associated with               developments.
                                 technology issues.

Futures and Options
A futures contract is an       o A futures or option         o A futures or option        o Each Fund may use
agreement to buy or sell         contract used to              contract that                 futures and options
a set quantity of an             hedge the Fund or             correlates well with          contracts for hedging
underlying instrument at         special securities may        the underlying                and risk management,
a future date, or to make        not fully offset the          position can reduce or        i.e., to establish or
or receive a cash payment        underlying position.          eliminate losses at           adjust exposure to
based on changes in the                                        low cost.                     particular securities,
value of a securities          o A futures or option                                         markets or currencies;
index.  An option                contract used for           o A Fund could make             to manage a Fund's
contract is the right to         risk management               money and protect             exposure relative to
buy or sell a set                may not have the              against losses if             its benchmark.
quantity of an underlying        intended effects and          Pilgrim Baxter's,
instrument at a                  may result in losses          Value Investors' or         o The International
pre-determined price.  A         or missed investment          Murray Johnstone's            Fund generally will
forward foreign currency         opportunities.                analysis proves               not hedge its currency
contract is an obligation                                      correct.                      exposure because
to buy or sell a given         o The counterparty to                                         currency considerations
currency on a future date        a futures or option                                         are an integral part
and at a set price.              contract could default.                                     of Murray Johnstone's
                                                                                             investment process.
                                                                                             However, the Fund
                                                                                             may use forward
                                                                                             foreign currency
                                                                                             contracts to hedge
                                                                                             exchange rates, a
                                                                                             particular security
                                                                                             or position.

                                                                                           o A Fund only
                                                                                             establishes hedges
                                                                                             that it expects
                                                                                             will be highly
                                                                                             correlated with
                                                                                             underlying securities
                                                                                             positions.

                                                                                           o No Fund considers
                                                                                             using futures or
                                                                                             options contracts
                                                                                             unless it would
                                                                                             be cost-effective.


                                                                                           o Each Fund maintains
                                                                                             assets sufficient
                                                                                             to meet its
                                                                                             obligations under
                                                                                             the contract in
                                                                                             a segregated margin
                                                                                             account with a
                                                                                             custodian bank.


OTC Securities
Securities not listed and      o OTC securities are          o Increases the number        o Pilgrim Baxter,
traded on an organized           not traded as often as        of potential investments      Value Investors and
exchange, but bought and         securities listed on          for a Fund.                   Murray Johnstone use a
sold through a computer          an exchange.  So, if                                        highly disciplined
network.                         the Fund were to sell       o OTC securities may            investment process
                                 an OTC security, it           appreciate faster than        that seeks to, among
                                 might have to offer           exchange-traded               other things, identify
                                 the security at a             securities because            quality investments
                                 discount or sell it in        they are typically            that will enhance a
                                 smaller share lots            securities of younger,        Fund's performance.
                                 over an extended              growing companies.
                                 period of time.


Illiquid Securities
Securities that do not         o A Fund may have             o Illiquid securities        o The Cash Reserves
have a ready market and          difficulty valuing            may offer more                Fund may not invest
cannot be easily sold, if        these securities              attractive yields             more than 10% of its
at all, at approximately         precisely.                    or potential growth           net assets in illiquid
the price that the Fund                                        than comparable widely        securities.
has valued them.               o A Fund may be                 traded securities.
                                 unable to sell these                                      o Every other Fund
                                 securities at the time                                      may not invest more
                                 or price it desires.                                        than 15% of its net
                                                                                             assets in illiquid
                                                                                             securities.

Restricted Securities
Privately placed               o Restricted                  o Restricted                  o Each Fund limits
securities whose resale          securities may be             securities may offer          the amount of total
is restricted under              difficult to value            more future growth            assets it invests in
securities law.                  because market                potential than                restricted securities
                                 quotations may not be         publicly traded               as follows: Large Cap
                                 readily available.            securities.                   Growth/Select
                                                                                             Equity/Core
                               o Because of the                                              Growth/Limited/Large
                                 restrictions in resale                                      Cap 20/New
                                 of these securities, a                                      Opportunities/International/
                                 Fund may not be able                                        Cash Reserves/Technology &
                                 to find a qualified                                         Communications:  10%
                                 buyer or may not be                                         and Large Cap
                                 able to sell these                                          Value/Mid-Cap
                                 securities at the time                                      Value/Small Cap
                                 or price it desires.                                        Value/Focused
                                                                                             Value/Strategic Small
                                                                                             Company:  15%. The
                                                                                             Growth and Emerging
                                                                                             Growth Funds are not
                                                                                             currently permitted to
                                                                                             invest in restricted
                                                                                             securities.
When Issued and Delayed
Securities
Securities subject to          o When a Fund buys            o A Fund can take             o Only the Small Cap
settlement on a future           these securities, it          advantage of                  Value, Mid-Cap Value
date.                            could be exposed to           attractive investment         and Large Cap Value
                                 leverage risk if it           opportunities.                Funds are permitted to
                                 does not use                                                invest in these
                                 segregated accounts.                                        securities. These
                                                                                             Funds use segregated
                                                                                             accounts to offset
                                                                                             leverage risk.


Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means a Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

                     THE INVESTMENT ADVISER AND SUB-ADVISER

[logo]The Investment Adviser

Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, Pa 19087, is the investment advisor for each Fund. Founded in 1982, Pilgrim Baxter currently manages approximately $11.0 billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on earnings growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using propriety software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities and Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund, Murray Johnstone as sub-adviser for the International Fund and Wellington Management as sub-adviser for the Cash Reserves Funds. The Funds' Board of Directors supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

[logo]The Sub-Advisers

Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, PA 19087, is a wholly-owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors currently manages $1.5 billion for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Small Cap Value, Mid-Cap Value, Large Cap Value and Focused Value Funds and the value portion of the Small Company Fund, Value Investors first creates a universe of more than 8,000 companies whose current share price seems lower than the current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Murray Johnstone International Limited, 11 West Nile Street, Glasgow, Scotland is a U.S. registered investment adviser. Founded in 1989, Murray Johnstone currently manages $6 billion for institutional clients worldwide.

The investment process of Murray Johnstone, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the International Fund, Murray Johnstone uses twenty factors, like currency considerations, to score and rank a universe of countries and geographic regions according to investment potential. Then, using its own fundamental research, Murray Johnstone identifies individual companies with superior growth records and expectations, sound balance sheets and high cash flow generation. Each company's investment value is evaluated based on factors like relative price performance, upward earnings estimate revisions, improving balance sheets and strength of management. Murray Johnstone's decision to sell a security depends on many factors. Generally speaking, however, Murray Johnstone considers selling a security when another company or country offers superior investment opportunities, the risk associated with a particular currency becomes too great, or the security falls short of Murray Johnstone's expectations.

Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts is the sub-adviser for the Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of April 30, 1999, Wellington Management held discretionary management authority with respect to more than $221 billion of assets.

In managing the PBHG Cash Reserves Fund, Wellington Management uses a top-down strategy and bottom-up security selection, to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by the Adviser or Wellington Management is subject to the approval or ratification by the Funds Board of Directors.

For the fiscal year ended March 31, 1999, Pilgrim Baxter waived a portion of its fee so that the effective management fee paid by each Fund was as follows:

Growth Fund                        0.85%       Large Cap Value Fund                 0.65%
Emerging Growth Fund               0.85%       Mid-Cap Value Fund                   0.85%
Large Cap Growth Fund              0.75%       Small Cap Value Fund                 1.00 %
Select Equity Fund                 0.85%       International Fund                   1.00%
Core Growth Fund                   0.85%       Cash Reserves Fund                   0.30%
Limited Fund                       1.00%       Technology & Communications Fund     0.85%
Large Cap 20 Fund                  0.85%
Strategic Small Company Fund       0.96%

The New Opportunities and Focused Value Funds did not begin investment operations until February 16, 1999. As investment adviser to this Fund, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% of the New Opportunities Fund's and 0.85% of the Focused Value Fund's average daily net assets.

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each of these Portfolios.

Growth Fund

Gary L. Pilgrim, CFA and CIO/Director of Pilgrim Baxter, has managed the Growth Fund since its inception. He has been a growth stock manager for over 25 years and today manages other funds at Pilgrim Baxter.

Emerging Growth Fund

Christine M. Baxter, CFA, has managed the Emerging Growth Fund since its inception. She has been a growth stock manager and analyst specializing in micro-cap stocks for 8 years.

Large Cap Growth Fund/Select Equity Fund/Core Growth Fund/Large Cap 20 Fund

James D. McCall, CFA, has managed the Large Cap Growth, Select Equity and Large Cap 20 Funds since their inception. Mr. McCall co-managed the Core Growth Fund from March 1997 to May 1998 and became the sole manager in October 1998. Mr. McCall has been a portfolio manager with Pilgrim Baxter since 1994. Prior to that, Mr. McCall worked as a portfolio manager with the First National Bank of Maryland.

New Opportunities Fund

Frank P. "Quint" Slattery has managed the New Opportunities Fund since its inception. He joined Pilgrim Baxter in 1998 as a growth stock analyst after working for two years as a financial analyst at Merrill Lynch & Co.

Limited Fund

Erin Piner has managed the Limited Fund since October, 1998. She joined Pilgrim Baxter in 1995 as an equity analyst after four years in the client services group of PaineWebber, Inc.

Small Cap Value Fund/Mid-Cap Value Fund/Large Cap Value Fund/Focused Value Fund

Gary D. Haubold, CFA, has managed the Small Cap Value, Mid-Cap Value, and Focused Value Funds since their inception and has managed the Large Cap Value Fund since December, 1997. He joined Value Investors in 1997 after 16 years of experience as a small and mid-cap value portfolio manager, most recently with Miller Anderson & Sherred. Today Mr. Haubold manages several other funds at Value Investors.

International Fund

Andrew V. Preston has managed this Fund since April, 1999. He co-managed this Fund from July, 1995 through April, 1999. Mr. Preston joined Murray Johnstone International Limited in 1985 and has served as a portfolio manager and director of that company since 1993.

Technology & Communications Fund

Jeffrey Wrona, CFA, has managed this Fund since May, 1998. He co-managed this Fund from May, 1998 through May, 1999. Mr. Wrona joined Pilgrim Baxter in 1997 after seven years as a senior portfolio manager with Munder Capital Management and today manages several other funds at Pilgrim Baxter.

Strategic Small Company Fund

James M. Smith, CFA and Gary D. Haubold, CFA have co-managed this Fund since its inception. Mr. Haubold manages the value portion of this Fund. His experience is discussed under the Value Funds. Mr. Smith manages the growth portion of this Fund. He joined Pilgrim Baxter in 1993 and has over 20 years of equity portfolio management experience.

Your Investment

[logo] YEAR 2000

A Fund could be adversely affected if the computer systems used by Pilgrim Baxter, the Fund's sub-advisers or the Fund's other service providers do not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on a Fund, both in its operations and in its investments, The PBHG Funds, Inc. is working with Pilgrim Baxter, the Funds' sub-advisers and the Funds' other service providers to avoid such problems. Testing of year 2000-related computer problems on the Funds' mission-critical systems should be completed by summer, 1999. The Funds do not expect to incur any material costs related to their year 2000 initiatives. No assurances, though, can be provided that a Fund will not be adversely impacted by year 2000-related computer problems.

[logo] PRICING FUND SHARES

Cash Reserves Fund

The Cash Reserves Fund uses its best efforts to maintain a constant net asset value (NAV) of $1.00 per share. However, there is no guarantee that this Fund will be able to maintain a NAV of $1.00 per share on a continuing basis.

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Fund shares are priced every day at the close of regular trading on the New York Stock Exchange. Fund shares are not priced on days that the New York Stock Exchange is closed.

A Fund prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Fund's Board of Directors. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

[logo]BUYING SHARES

You may purchase shares of each fund directly through the Fund's transfer agent. The price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's board of directors may use another method that it believes reflects fair value. The Cash Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern time each day the exchange is open.

You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

--------------------------------------------------------------------------------
Minimum investments
--------------------------------------------------------------------------------
                                 Initial               Additional
--------------------------------------------------------------------------------
Regular Accounts                 $2,500                $25
--------------------------------------------------------------------------------
Traditional IRAs                 $2,000                no minimum
--------------------------------------------------------------------------------
Roth IRAs                        $2,000                no minimum
--------------------------------------------------------------------------------
Educational IRAs                 $500                  no minimum
--------------------------------------------------------------------------------
Systematic Investment Plans*
(SIP)                            $500                  $25
--------------------------------------------------------------------------------
Note: Minimum initial investment for regular accounts in New Opportunities Fund is $10,000. The Limited Fund and Strategic Small Company Funds' minimum initial investments are both $5,000.
--------------------------------------------------------------------------------
* Provided a SIP is established, the minimum initial investment for each portfolio is $500 along with a monthly systematic investment of $25.
--------------------------------------------------------------------------------

Concepts to Understand
Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdraws and distributions are taxable in the year they are made. Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse. Roth IRA: an IRA funded with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met. Education IRA: an IRA with nondeductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses. For more complete information, consult a PBHG representative or a tax advisor.

[logo] SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representative by 4:00 p.m. Eastern time (2:00 p.m. Eastern time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is received. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, If the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected.

Limitations on selling shares by phone:

Proceeds sent by              Minimum                   Maximum
Check                         no minimum                $50,000
Wire*                         no minimum                no maximum
ACH                           no minimum                no maximum

* Wire fee is $10 per Federal Reserve Wire

Written Redemption Orders
Some circumstances require written sell orders along with signature guarantees. These include: Redemptions in excess of $50,000; Request to send proceeds to a different address or payee; Request to send proceeds to an address that has been changed within the last 30 days; Request to wire proceeds to a different bank. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

General policies

  o  Each Fund may reject or suspend acceptance of purchase orders.

  o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a result of the cancellation of your purchase order.

  o When placing a purchase, sale or exchange order through an authorized representative, it is the representatives responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

  o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page ___. For non-retirement accounts, the Fund may close your account and send you the proceeds if your account balance remains below the minimum investment amount for over or 60 days.

----------------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT                                      TO ADD TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
In Writing
Complete the application.                               Fill out an investment slip:
----------------------------------------------------------------------------------------------------------
Mail your completed application and a check to:         Mail the slip and the check to:
The PBHG Funds, Inc.                                    The PBHG Funds, Inc.
P.O. Box 419534                                         P.O. Box 419534
Kansas City, Missouri  64141-6534                       Kansas City, Missouri  64141-6534
----------------------------------------------------------------------------------------------------------
By Telephone
Call us at 1-800-433-0051 to receive an account
application and receive an account number.

Wire.  Have your bank send your investment to:          Wire.  Have your bank send your investment to:
o United Missouri Bank of Kansas City, N.A.             o United Missouri Bank of Kansas City, N.A.
o ABA# 10-10-00695                                      o ABA# 10-10-00695
o Account # 98705-23469                                 o Account # 98705-23469
o Fund Name                                             o Fund Name
o Your name                                             o Your name
o Your Social Security or tax ID number                 o Your Social Security or tax ID number
o Your account number                                   o Your account number

Return the account application.
---------------------------------------------------------------------------------------------------------
By Automated Clearing House (ACH)*
o Complete the bank information section on the
  account application .                                 o Complete the bank information section on
o Attach a voided check or deposit slip to the            the account application.
  account application .                                 o Attach a voided check or deposit slip to
                                                          the account application.
* The maximum purchase allowed through ACH is $100,000
  and must be established on your account 15 days
  prior to initiating a transaction.
---------------------------------------------------------------------------------------------------------
Via the Internet
o Visit the PBHG Funds website at                       o Complete the bank information section on
  http://www.pbhgfunds.com.                               the account application.
o Enter the "open account" screen and follow            o Enter the "Your Account" section of the
  the instructions for completing an account              website and follow the instructions for
  application.                                            purchasing shares.
---------------------------------------------------------------------------------------------------------

TO SELL SHARES
---------------------------------------------------------------------------------------------------------
By Mail                                                 By Telephone
Write a letter of instruction that includes:            Sales orders may be placed by telephone provided
o your name(s) and signature(s)                         this option was selected on your account
o your account number                                   application.
o the fund name
o the dollar amount your wish to sell                   Note: sales from IRA accounts may not be made by
o how and where to sent the proceeds                    telephone and must be made in writing.

If required, obtain a signature guarantee (see
"Selling Shares")

Mail your request to:
The PBHG Funds, Inc.
P.O. Box 419534
Kansas City, Missouri  64141-6534
---------------------------------------------------------------------------------------------------------
Wire                                                    ACH
Sale proceeds may be wired at your request.  Be sure    o Complete the bank information section on
the Fund has your wire instructions on file.              the account application .
                                                        o Attach a voided check or deposit slip to
                                                          the account application .

                                                        Note: sale proceeds sent via ACH will not be
                                                        posted to your bank account until the second
                                                        business day following the transaction.
---------------------------------------------------------------------------------------------------------
Systematic Withdraw Plan
Permits you to have payments of $50 or more
automatically transferred from your Fund accounts
to your designated checking or savings account

o Complete the applicable section in the account application

Note: Must maintain a minimum account balance of $5,000 or more.

---------------------------------------------------------------------------------------------------------

Exchanges Between Funds

You may exchange some or all of your shares in a fund with any other fund identified in this prospectus. Simply mail, telephone or use the Fund's internet website to provide your exchange instructions to the transfer agent. There is currently no fee for exchanges, however, the Fund may change or terminate this privilege on 60 days notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG fund may be made only four (4) times a year.


[logo]DISTRIBUTIONS AND TAXES

Each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year. These dividends and distributions will be reinvested in the Fund unless you instruct the Fund otherwise. There are no fees on reinvestments.

Unless your investment is an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends are taxed at the ordinary income rate. Distributions are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange. (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it. (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below contains the tax rates for each.


 ----------------------------------------------------------------------------
 Type of                        Tax Rate for                 Tax rate for 28%
 Distribution                   15% bracket                  bracket or above
 ----------------------------------------------------------------------------

 Dividends                      Ordinary income              Ordinary income
                                rate                         rate
 ----------------------------------------------------------------------------

 Short-term capital gains       Ordinary income              Ordinary income
                                rate                         rate
 ----------------------------------------------------------------------------

 Long-term capital gains        10%                          20%
 ----------------------------------------------------------------------------

The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


                              FINANCIAL HIGHLIGHTS

A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers, LLP has audited the information contained in these financial highlights. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

[logo] FINANCIAL HIGHLIGHTS
For the period ended March 31, 1999 For a Share Outstanding Throughout each Fiscal Year or period

THE PBHG FUNDS, INC.

FINANCIAL HIGHLIGHTS
--------------------
For a Share Outstanding Throughout Each Period
For the Period Ended March 31, 1999

                                                                                                                        Ratio
                                                                                                                        of Net
              Net                                                              Net               Net                  Investment
             Asset       Net       Realized and  Distributions Distributions  Asset            Assets      Ratio        Income
             Value   Investment    Unrealized       from Net       from       Value              End    of Expenses     (Loss)
           Beginning   Income   Gains or (Losses)  Investment     Capital      End     Total  of Period  to Average   to Average
           of Period   (Loss)     on Securities      Income        Gains    of Period Return    (000)    Net Assets   Net Assets
---------------------------------------------------------------------------------------------------------------------------------
----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  1999 4    $28.23  $(0.24)        $ (3.48)            --            --      $24.51 (13.18)% $3,228,740    1.32%        (0.99)%
  1998       21.06   (0.26)           7.43             --            --       28.23  34.05 %  5,338,380    1.26%        (0.74)%
  1997       25.30   (0.10)          (4.14)            --            --       21.06 (16.76)%  4,634,138    1.25%        (0.69)%
  1996       16.70   (0.06)           8.66             --            --       25.30  51.50%   3,298,666    1.48%        (0.79)%
  1995 1     14.67   (0.05)           2.09             --          $(0.01)    16.70  13.92%   1,014,832    1.50%        (0.69)%

  PBHG ADVISOR CLASS
  1999 4    $28.12  $(0.30)        $ (3.47)            --            --      $24.35 (13.41)%    $66,235    1.57%        (1.24)%
  1998       21.03   (0.15)           7.24             --            --       28.12  33.71%      89,227    1.51%        (1.02)%
  1997 2     25.42   (0.06)          (4.33)            --            --       21.03 (17.27)%+    12,991    1.53%*       (1.11)%*

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  1999 4    $25.83  $(0.18)        $ (4.96)            --          $(0.08)   $20.61 (19.91)% $  736,008    1.34%        (0.80)%
  1998       19.26   (0.24)           6.81             --            --       25.83  34.11 %  1,404,157    1.27%        (0.80)%
  1997       23.07   (0.11)          (2.87)            --           (0.83)    19.26 (13.71)%  1,195,620    1.28%        (0.36)%
  1996       16.10   (0.07)           8.03             --           (0.99)    23.07  50.16%     689,705    1.47%        (0.42)%
  1995 3,4   14.59   (0.01)           1.56             --           (0.04)    16.10  10.64%+    411,866    1.50%*       (0.08)%*

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  1999 4    $22.69  $(0.16)         $ 3.53             --          $(1.49)   $24.57  15.90%    $144,089    1.25%        (0.71)%
  1998       14.26   (0.19)           8.82             --           (0.20)    22.69  60.80%     145,662    1.22%        (0.79)%
  1997       14.53   (0.05)          (0.21)            --           (0.01)    14.26  (1.77)%    119,971    1.23%        (0.47)%
  1996 6     10.00   (0.03)           4.97             --           (0.41)    14.53  50.47%*     53,759    1.50%*       (0.66)%*

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  1999 4    $24.15  $(0.21)         $ 1.99             --            --      $25.93   7.37%    $235,904    1.34%        (0.90)%
  1998       15.91   (0.44)           8.68             --            --       24.15  51.79%     336,076    1.35%        (1.15)%
  1997       17.27   (0.13)          (1.03)            --          $(0.20)    15.91  (6.94)%    372,486    1.26%        (0.76)%
  1996 6     10.00   (0.05)           7.68             --           (0.36)    17.27  77.75%*    202,796    1.50%*       (0.74)%*

---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  1999 4    $13.53  $(0.14)          $0.67             --            --      $14.06   3.92%   $  86,485    1.45%        (1.16)%
  1998       10.34   (0.33)           3.52             --            --       13.53  30.85%     165,510    1.35%        (1.07)%
  1997       11.82   (0.09)          (1.39)            --            --       10.34 (12.52)%    283,995    1.36%        (0.77)%
  1996 5     10.00    --              1.82             --            --       11.82  18.20%+     31,092    1.50%*       (0.18)%*

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  1999 4    $14.08  $(0.10)         $(1.45)            --          $(0.58)   $11.95 (11.01)%   $108,011    1.40%        (0.81)%
  1998        9.05   (0.10)           5.53             --           (0.40)    14.08  60.78%     178,168    1.40%        (0.72)%
  1997 8     10.00    0.02           (0.93)         $(0.03)         (0.01)     9.05  (9.15)%+   137,520    1.42%*        0.33%*

----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  1999 4    $15.98  $(0.12)          $8.46             --          $(0.22)   $24.10  52.52%    $603,077    1.27%        (0.64)%
  1998        9.25   (0.07)           6.80             --            --       15.98  72.76%     192,631    1.41%        (0.79)%
  1997 9     10.00   (0.01)          (0.73)         $(0.01)          --        9.25  (7.40)%+    69,819    1.50%*        0.17%*

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  1999 4,13 $13.52  $(0.01)          $2.96             --            --      $16.47  21.82%+    $16,742    1.50%*       (0.80)%*

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  1999      $13.01   $0.08           $2.45          $(0.10)        $(1.59)   $13.85  20.29%     $44,922    1.01%         0.59%
  1998       10.11    0.02            3.84           (0.06)         (0.90)    13.01  39.47%      76,476    1.17%         0.98%
  1997 10    10.00    0.02            0.09             --            --       10.11   1.10%+     26,262    1.50%*        1.61%*

                            Ratio
                            of Net
                Ratio     Investment
             of Expenses Income (Loss)
             to Average  to Average
             Net Assets  Net Assets     Portfolio
             (Excluding  (Excluding     Turnover
              Waivers)   Waivers)         Rate
--------------------------------------------------
----------------
PBHG GROWTH FUND
----------------
  PBHG CLASS
  1999 4    1.32%        (0.99)%      80.51%
  1998      1.26%        (0.74)%      94.21%
  1997      1.25%        (0.69)%      64.89%
  1996      1.48%        (0.79)%      44.64%
  1995 1    1.50%        (0.69)%     118.75%

  PBHG ADVISOR CLASS
  1999 4    1.57%        (1.24)%      80.51%
  1998      1.51%        (1.02)%      94.21%
  1997 2    1.53%*       (1.11)%*     64.89%

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------
  PBHG CLASS
  1999 4    1.34%        (0.80)%     101.53%
  1998      1.27%        (0.80)%      95.21%
  1997      1.28%        (0.36)%      47.75%
  1996      1.47%        (0.42)%      97.05%
  1995 3,4  1.50%*       (0.08)%*     27.50%

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------
  PBHG CLASS
  1999 4    1.25%        (0.71)%      46.16%
  1998      1.22%        (0.79)%      46.56%
  1997      1.23%        (0.47)%      51.70%
  1996 6    2.07%*       (1.23)%*    116.75%

-----------------------
PBHG SELECT EQUITY FUND
-----------------------
  PBHG CLASS
  1999 4    1.34%        (0.90)%      56.59%
  1998      1.35%        (1.15)%      72.16%
  1997      1.26%        (0.76)%      71.70%
  1996 6    1.73%*       (0.97)%*    206.22%

---------------------
PBHG CORE GROWTH FUND
---------------------
  PBHG CLASS
  1999 4    1.45%        (1.16)%     120.93%
  1998      1.35%        (1.07)%      72.78%
  1997      1.36%        (0.77)%      46.75%
  1996 5    2.92%*       (1.60)%*     17.00%

-----------------
PBHG LIMITED FUND
-----------------
  PBHG CLASS
  1999 4    1.40%        (0.81)%     111.07%
  1998      1.40%        (0.72)%      81.36%
  1997 8    1.42%*        0.33%*      75.46%

----------------------
PBHG LARGE CAP 20 FUND
----------------------
  PBHG CLASS
  1999 4    1.27%        (0.64)%      76.41%
  1998      1.41%        (0.79)%      98.27%
  1997 9    1.50%*        0.17%*      43.98%

---------------------------
PBHG NEW OPPORTUNITIES FUND
---------------------------
  PBHG CLASS
  1999 4,13 1.59%*       (0.89)%*    109.43%

-------------------------
PBHG LARGE CAP VALUE FUND
-------------------------
  PBHG CLASS
  1999      1.01%         0.59%      568.20%
  1998      1.17%         0.98%      403.59%
  1997 10   1.74%*        1.37%*       0.00%

THE PBHG FUNDS, INC.

                                                                                                                     Ratio
                                                                                                                     of Net
           Net                                                              Net               Net                  Investment
          Asset       Net       Realized and  Distributions Distributions  Asset            Assets      Ratio        Income
          Value   Investment    Unrealized       from Net       from       Value              End    of Expenses     (Loss)
        Beginning   Income   Gains or (Losses)  Investment     Capital      End     Total  of Period  to Average   to Average
        of Period   (Loss)     on Securities      Income        Gains    of Period Return    (000)    Net Assets   Net Assets
------------------------------------------------------------------------------------------------------------------------------
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  1999    $15.30    --             $0.92             --        $(1.13)     $15.09   8.35%   $56,981    1.33%      0.01%
  1998 12  10.00  $(0.01)           6.00             --         (0.69)      15.30  61.06%+   54,173    1.47%*    (0.17)%*

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  1999 4  $15.38  $(0.09)         $(3.06)            --        $(0.85)     $11.38 (20.93)% $ 69,787    1.48%     (0.71)%
  1998 12  10.00   (0.03)           6.15             --         (0.74)      15.38  62.27%+  125,834    1.49%*    (0.52)%*

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  1999 13 $10.32   --              $0.14             --         --         $10.46   1.36%+   $3,658    1.50%*     0.09%*

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  1999 14 $12.04  $(0.14)          $0.29           $(0.17)    $(0.42)      $11.60   1.42%   $12,220    1.97%     (0.35)%
  1998     11.26   (0.03)           1.83             --        (1.02)       12.04  17.46%    20,905    2.00%     (0.13)%
  1997     10.55    --              0.71             --         --          11.26   6.73%    21,265    2.22%     (0.32)%
  1996      9.13   (0.04)           1.46             --         --          10.55  15.55%    11,243    2.25%     (0.22)%
  1995 11  10.00   (0.03)          (0.80)            --        (0.04)        9.13  (8.33)%+  15,236    2.25%*    (0.43)%*

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  1999     $1.00   $0.05            --             $(0.05)       --         $1.00   4.84%  $144,239    0.70%      4.72%
  1998      1.00    0.05            --              (0.05)       --          1.00   5.13%   117,574    0.68%      5.00%
  1997      1.00    0.05            --              (0.05)       --          1.00   4.89%   341,576    0.68%      4.79%
  1996 6    1.00    0.05            --              (0.05)       --          1.00   5.24%*   99,001    0.70%*     5.05%*

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  1999 4  $19.27  $(0.19)          $8.80             --       $(0.29)      $27.59  45.33%  $536,405    1.34%     (0.96)%
  1998     14.63   (0.23)           5.72             --        (0.85)       19.27  38.29%   495,697    1.30%     (0.91)%
  1997     12.48   (0.05)           2.55             --        (0.35)       14.63  19.59%   493,156    1.33%     (0.59)%
  1996 7   10.00   (0.02)           2.50             --         --          12.48  24.82%+   61,772    1.50%*    (0.50)%*

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  1999 4  $12.89  $(0.11)         $(1.78)            --       $(0.46)      $10.54 (14.52)% $ 48,029    1.50%     (0.97)%
  1998      8.86   (0.11)           5.01             --        (0.87)       12.89  56.54%   111,983    1.45%     (0.92)%
  1997 10  10.00    --             (1.14)            --         --           8.86 (11.40)%+  61,382    1.50%*     0.18%*

                        Ratio
                        of Net
            Ratio     Investment
         of Expenses Income (Loss)
         to Average  to Average
         Net Assets  Net Assets     Portfolio
         (Excluding  (Excluding     Turnover
          Waivers)   Waivers)         Rate
----------------------------------------------
-----------------------
PBHG MID-CAP VALUE FUND
-----------------------
  PBHG CLASS
  1999    1.33%         0.01%     732.73%
  1998 12 1.47%*       (0.17)%*   399.96%

-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------
  PBHG CLASS
  1999 4  1.48%        (0.71)%    273.87%
  1998 12 1.49%*       (0.52)%*   263.04%

-----------------------
PBHG FOCUSED VALUE FUND
-----------------------
  PBHG CLASS
  1999 13 2.67%*       (1.08)%*   173.09%

-----------------------
PBHG INTERNATIONAL FUND
-----------------------
  PBHG CLASS
  1999 14 1.97%        (0.35)%     59.74%
  1998    2.00%        (0.13)%     85.94%
  1997    2.22%        (0.32)%     74.82%
  1996    3.03%        (1.00)%    140.26%
  1995 11 2.36%*       (0.54)%*    81.72%

-----------------------
PBHG CASH RESERVES FUND
-----------------------
  PBHG CLASS
  1999     0.70%         4.72%        n/a
  1998     0.68%         5.00%        n/a
  1997     0.68%         4.79%        n/a
  1996 6   0.88%*        4.87%*       n/a

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------
  PBHG CLASS
  1999 4  1.34%        (0.96)%    276.07%
  1998    1.30%        (0.91)%    259.89%
  1997    1.33%        (0.59)%    289.91%
  1996 7  2.00%*       (1.00)%*   125.99%

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------
  PBHG CLASS
  1999 4  1.54%        (1.01)%    140.89%
  1998    1.45%        (0.92)%    215.46%
  1997 10 1.50%*        0.18%*     88.88%

  * Annualized
  + Total returns have not been annualized.
 1 The information set forth in this table for the period prior to June 2, 1994 is the financial data of the Pilgrim Baxter Growth Fund, a series of the Advisor's Inner Circle II Fund. PBHG Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Growth Fund on June 2, 1994.
 2 The PBHG Growth Fund Advisor Class commenced operations on August 16, 1996. 3 The information set forth in this table for the periods prior to June 2,
    1994 is the financial data of the Pilgrim Baxter Emerging Growth Fund, a series of the Advisor's Inner Circle Fund. PBHG Emerging Growth Fund acquired the assets and assumed the liabilities of the Pilgrim Baxter Emerging Growth Fund on June 2, 1994. The PBHG Emerging Growth Fund retained the October 31 fiscal year end of its predecessor only for fiscal year 1994. PBHG Emerging Growth changed its fiscal year end to March 31 in 1995 and reported financial information for the fiscal period from November 1, 1994 to March 31, 1995.
 4  Per share calculations were performed using average shares for the period.
 5  The PBHG Core Growth Fund commenced operations on December 29, 1995.
 6 The PBHG Large Cap Growth Fund, the PBHG Select Equity Fund, and the PBHG Cash Reserves Fund commenced operations on April 5, 1995.
 7 The PBHG Technology & Communications Fund commenced operations on September 29, 1995.
 8  The PBHG Limited Fund commenced operations on June 28, 1996.
 9  The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.
 10 The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund
    commenced operations on December 31, 1996.
 11 The PBHG International Fund commenced operations on June 15, 1994.
 12 The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.
 13 The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.
 14 Distributions from net investment income include $0.1659 of distribution in excess of net investment income.

 Amounts designated as "-" are either $0 or have been rounded to $0.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED __________, 1999

                                      Fund:
                              THE PBHG FUNDS, INC.

                                   Portfolios:
                                PBHG GROWTH FUND
                            PBHG EMERGING GROWTH FUND
                           PBHG NEW OPPORTUNITIES FUND
                           PBHG LARGE CAP GROWTH FUND
                             PBHG SELECT EQUITY FUND
                              PBHG CORE GROWTH FUND
                                PBHG LIMITED FUND
                             PBHG LARGE CAP 20 FUND
                            PBHG LARGE CAP VALUE FUND
                             PBHG MID-CAP VALUE FUND
                            PBHG SMALL CAP VALUE FUND
                             PBHG FOCUSED VALUE FUND
                             PBHG INTERNATIONAL FUND
                             PBHG CASH RESERVES FUND
                      PBHG TECHNOLOGY & COMMUNICATIONS FUND
                        PBHG STRATEGIC SMALL COMPANY FUND

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The PBHG Funds, Inc. (the "Fund" or "Registrant") and the Portfolios named above. It should be read in conjunction with the Prospectus for the Portfolios' PBHG Class shares dated __________, 1999 and with the Prospectus for the Advisor Class of the PBHG Growth Fund shares dated ____________, 1998. The Prospectuses may be obtained without charge by calling 1-800-433-0051.

The Annual Report for each Portfolio, except for pages 1 through 9 thereof, is incorporated herein by reference and made a part of this document. The Annual Report may be obtained without charge by calling 1-800-433-0051.


                                TABLE OF CONTENTS


                                                                           Page
                                                                           ----
THE FUND..............................................................        3

DESCRIPTION OF PERMITTED INVESTMENTS..................................        3

INVESTMENT LIMITATIONS................................................       16

DIRECTORS AND OFFICERS OF THE FUND....................................       22

5% AND 25% SHAREHOLDERS...............................................       24

THE ADVISER...........................................................       29

THE SUB-ADVISERS......................................................       32

THE DISTRIBUTOR.......................................................       34

THE ADMINISTRATOR AND SUB-ADMINISTRATOR...............................       35

OTHER SERVICE PROVIDERS...............................................       37

PORTFOLIO TRANSACTIONS................................................       38

DESCRIPTION OF SHARES.................................................       41

PURCHASES AND REDEMPTIONS OF SHARES...................................       42

DETERMINATION OF NET ASSET VALUE......................................       49

TAXES.................................................................       51

PERFORMANCE ADVERTISING...............................................       57

COMPUTATION OF YIELD .................................................       57

CALCULATION OF TOTAL RETURN...........................................       58

FINANCIAL STATEMENTS..................................................       60

                                    THE FUND

The Fund is an open-end management investment company which was originally incorporated in Delaware on August 2, 1985 under the name PBHG Growth Fund, Inc. and commenced business shortly thereafter as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). On July 21, 1992, shareholders of the Fund approved an Agreement and Articles of Merger pursuant to which the Fund was reorganized and merged into a new Maryland corporation, also named PBHG Growth Fund, Inc. On September 8, 1993, the shareholders of the Fund voted to change the name of the Fund to The Advisors' Inner Circle Fund II, Inc. On May 2, 1994, the shareholders voted to change the Fund's name to The PBHG Funds, Inc.

This Statement of Additional Information relates to all Portfolios of the Fund. Shareholders may purchase shares through two separate classes, i.e., PBHG Class and Advisor Class (formerly the Trust Class) shares, which provide for differences in distribution costs, voting rights and dividends. Except for these differences, each PBHG Class share and each Advisor Class share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." Currently only the PBHG Growth Fund offers Advisor Class shares. This Statement of Additional Information relates to both classes of shares of the Fund. No investment in shares of a Portfolio should be made without first reading the Portfolio's Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in each Prospectus offering shares of the Portfolios.

Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Value Investors" or "Sub-Adviser") serves as the investment sub-adviser to the PBHG Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds. Murray Johnstone International Ltd. ("Murray Johnstone" or "Sub-Adviser") serves as the sub-adviser to the PBHG International Fund. Wellington Management Company, LLP ("Wellington" or "Sub-Adviser") serves as the sub-adviser to the PBHG Cash Reserves Fund.


                      DESCRIPTION OF PERMITTED INVESTMENTS

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. With respect to all repurchase agreements entered into by a Portfolio, the Fund's custodians or their agents must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Futures Contracts

A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain that Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to that Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect each of the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (i) the futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (ii) if purchased for other than "bona fide hedging" purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of that Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by that Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts Options" below.

Options

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that each Portfolio may utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from a Portfolio's securities portfolio, that Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by such Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intend to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Such Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in that Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although a Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, that Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a

Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

An exchange may establish limitations governing the maximum number of calls and puts in each class (whether or not covered) which may be written by a single investor or group of investors acting in concert (regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). It is possible that the Portfolio and clients advised by the Adviser or the applicable Sub-Adviser may constitute such a group. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may limit the number of options which a Portfolio can write on a particular security.

Investment Company Shares

Investment company shares that each Portfolio may invest in are limited to shares of money market mutual funds, except as set forth under "Investment Limitations" below. Since such mutual funds pay management fees and other expenses, shareholders of the Portfolios would indirectly pay both Portfolio expenses and the expenses of underlying funds with respect to Portfolio assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition; (i) the Portfolio owns more than 3% of the total voting stock of the company; (ii) more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or (iii) more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies. Each Portfolio has no current intention, in the foreseeable future, of investing more than 5% of its assets in investment company securities.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser or Sub-Advisers determine the liquidity of the Fund's investments and, through reports from the Adviser or Sub-Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser or Sub-Advisers may consider various factors including:
(i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Adviser or Sub-Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Foreign Currency Transactions

A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser or the applicable Sub-Advisers may enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Adviser or the applicable Sub-Adviser.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemark or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, guidelines of the Securities Exchange Commission ("SEC") require mutual funds to set aside appropriate liquid assets in a segregated account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the skill of the Adviser or the applicable Sub-Adviser in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Adviser or the applicable Sub-Adviser anticipates. For example, if a currency's value rose at a time when the Adviser or Sub-Adviser had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Adviser or a Sub-Adviser hedges a Portfolio's currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser or the applicable Sub-Adviser increases a Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the use of forward currency contracts by the Adviser or the Sub-Advisers will be advantageous to a Portfolio or that it will hedge at an appropriate time.

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper

The term used to designate unsecured short-term promissory notes issued by corporations and other entities.

Maturities on these issues typically vary from a few days to nine months.

Convertible Securities

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Mortgage-Backed Securities

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile.
These securities may also be subject to prepayment risk.

Receipts

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Time Deposit

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

Variable and Floating Rate Instruments

Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

Small and Medium Capitalization Stocks

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio (other than the Cash Reserves Fund) may be more suitable for long-term investors who can bear the risk of these fluctuations. The Growth Fund, Emerging Growth Fund, Limited Fund, New Opportunities Fund, Small Cap Value Fund and Strategic Small Company Fund invest extensively in small capitalization companies. The Mid-Cap Value Fund invests extensively in medium capitalization companies. In certain cases, the Core Growth Fund, Select Equity Fund, Focused Value Fund and Technology & Communications Fund invest in securities of issuers with small or medium market capitalizations. While the Adviser and Value Investors intend to invest in small and medium capitalization companies that have strong balance sheets and favorable business prospects, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Over-the-Counter Market

Each Portfolio (except the Cash Reserves Fund) may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which each Portfolio invests may not be as great as that of other securities and, if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Foreign Securities and Emerging Markets

Each of the Portfolios may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

The International Fund's investments in emerging markets may be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to any emerging country, there may be greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the International Fund's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in the courts of such countries. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Investments in Technology Companies

Each Portfolio (except the Cash Reserves Fund) may invest in equity securities of technology companies. Such securities have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Although the Technology & Communications Fund will invest primarily in the securities of technology companies operating in various industries, many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Fund's investments in technology companies. For example, the technology companies in which the Technology & Communications Fund invests may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.


                             INVESTMENT LIMITATIONS

Fundamental Policies

Each Portfolio has adopted certain investment restrictions which, in addition to those restrictions in the Prospectus, are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. Make loans, except that the Portfolio, in accordance with its investment objective and policies, may (i) purchase debt instruments, and (ii) enter into repurchase agreements, provided that the Portfolio will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any other illiquid securities held by the Portfolio, would exceed 15% of the value of its net assets.

2. Act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under the 1933 Act in connection with the sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that the Portfolio, in accordance with its investment objective and policies, may enter into futures contracts and options thereon.

4. Purchase or sell real estate, or real estate investment partnerships.

5. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits.

6. Pledge any of its assets, except that the Portfolio may pledge assets having a value of not more than 10% of its total assets in order to (i) secure permitted borrowings, or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

7. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

8. Invest in interests in oil, gas or other mineral exploration or development programs.

9. Purchase or write puts, calls or combinations thereof, except that the Portfolio may invest in and commit its assets to writing and purchasing only put and call options that are listed on a national securities exchange and issued by the Options Clearing Corporation to the extent permitted by the Prospectus and this Statement of Additional Information. In order to comply with the securities laws of several states, the Portfolio (as a matter of operating policy) will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options for that Portfolio exceeds 25% of the market value of that Portfolio's net assets.

PBHG Emerging Growth Fund, PBHG Large Cap Growth Fund, PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund.

Each of the foregoing Portfolios may not:

1. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements. In addition, the PBHG Limited Fund, the PBHG Large Cap 20 Fund, the PBHG Large Cap Value Fund, the PBHG Mid-Cap Value Fund, the PBHG Small Cap Value Fund, the PBHG International Fund and the PBHG Strategic Small Company Fund may each lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

2. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that a Portfolio, in accordance with its objectives and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and
(ii) enter into futures contracts and options thereon.

4. Purchase or sell real estate or real estate partnership interests, except that this limitation shall not prevent a

Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts that deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except with respect to the Portfolio, up to 25% of its assets may be invested without regard to these limits. This limitation does not apply to the PBHG Large Cap 20 Fund or the PBHG Cash Reserves Fund.

This limitation does not apply to the PBHG Large Cap 20 Fund or the PBHG Cash Reserves Fund. In addition, for purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collaterlaized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of one or more issuers (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collaterlized by such obligations) whose principal business activities are in the same industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry; state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and financial service companies will be classified according to the end users of their services (e.g. automobile finance, bank finance and diversified finance).

8. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets (except not exceeding 33 1/3% of the value of total assets with respect to the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

9. Invest in companies for the purpose of exercising control.

10. Pledge, mortgage or hypothecate assets, except: (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings; or
(ii) in connection with permitted transactions regarding options and futures contracts and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the occurrence of such pledge, mortgage or hypothecation.

11. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

12. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

13. Invest in interests in oil, gas or other mineral exploration or development programs and, except for the PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund, invest in oil, gas or mineral leases.


PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Make loans except that each such Portfolio, in accordance with its investment objective and policies, may (i) purchase debt obligations, (ii) enter into repurchase agreements and (iii) lend its portfolio securities.

2. Act as an underwriter of securities of other issuers, except as it may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

3. Purchase or sell commodities or commodity contracts, except that each such Portfolio, in accordance with its investment objective and policies, may: (i) invest in readily marketable securities of issuers which invest or engage in such activities; and (ii) enter into forward contracts, futures contracts and options thereon.

4. Purchase or sell real estate, or real estate partnership interests, except that this limitation shall not prevent any such Portfolio from investing directly or indirectly in readily marketable securities of issuers which can invest in real estate, institutions that issue mortgages, or real estate investment trusts which deal with real estate or interests therein.

5. Issue senior securities (as defined in the 1940 Act) except as permitted in connection with the Portfolio's policies on borrowing and pledging, or as permitted by rule, regulation or order of the SEC.

6. Purchase more than 10% of the voting securities of any one issuer or purchase securities of any one issuer if, at the time of purchase, more than 5% of its total assets will be invested in that issuer, except that up to 25% of its assets may be invested without regard to these limits.

This limitation does not apply to the PBHG Focused Value Fund. For purposes of this investment limitation, the term "issuer" does not include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations.

7. Invest 25% or more of its total assets at the time of purchase in securities of issuers (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) whose principal business activities are in the same industry. For purposes of this investment limitation, state and municipal governments and their agencies and authorities are not deemed to be industries; utility companies will be divided according to their services (e.g., gas, gas transmission, electric, electric and gas, and telephone) and financial service companies will be classified according to end use of their service (e.g., automobile finance, bank finance, and diversified finance).

8. Borrow money (other than pursuant to reverse repurchase agreements) except for temporary or emergency purposes and then only in amounts up to 33 1/3% of the total assets of the PBHG Focused Value Fund and the PBHG New Opportunities Fund. The temporary borrowing will include, for example, borrowing to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, to facilitate the settlement of securities transactions, and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making additional investments.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to borrowings in excess of limitation 8(c) above which will be reduced consistent with the requirements of Section 18(f) of the 1940 Act).

Non-fundamental Policies

In addition to the foregoing, and the policies set forth in each Portfolio's Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

PBHG Growth Fund

The PBHG Growth Fund may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Invest in the securities of foreign issuers if, at the time of acquisition, more than 15% of the value of the Portfolio's total assets would be invested in such securities.

3. Make short sales or purchase securities on margin; but it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.


PBHG Large Cap Growth Fund and PBHG Select Equity Fund, PBHG Core Growth Fund, PBHG Limited Fund, PBHG Large Cap 20 Fund, PBHG Large Cap Value Fund, PBHG Mid-cap Value Fund, PBHG Small Cap Value Fund, PBHG International Fund, PBHG Cash Reserves Fund, PBHG Technology & Communications Fund, PBHG Strategic Small Company Fund.

Each of the foregoing Portfolios may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Directors, based on trading markets for such security, to be liquid.

2. Purchase puts, calls, straddles, spreads, and any combination thereof, except to the extent permitted by the 1940 Act or the rules or regulations thereunder.

The foregoing percentages will apply at the time of each purchase of a security.

PBHG Focused Value Fund and PBHG New Opportunities Fund

Each of the foregoing Portfolios may not:

1. Pledge more than 10% of it's total assets, except that each such Portfolio may pledge assets to the extent permitted by the 1940 Act in order to (i) secure permitted borrowings or (ii) as may be necessary in connection with the Portfolio's use of options and futures contracts.

2. Purchase or hold the securities of an issuer if, at the time thereof, any such purchase or holding would cause more than 15% of the Portfolio's net assets to be invested in illiquid securities. This limitation does not include any Rule 144A security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

3. Purchase or sell puts, calls, straddles, spreads, and any combination thereof except that each such Portfolio may, in accordance with its investment objective and policies, write covered call options wit respect to all of its portfolio securities, write covered put options and enter into closing purchase transactions with respect to such options, engage in put and call option transactions and engage in interest rate and stock index futures contracts and related options transactions.

4. Purchase securities of open-end or closed-end investment companies, except to the extent permitted by the 1940 Act.

5. Invest in companies for the purpose of exercising control.

6. Purchase securities on margin, except that each such Portfolio may: (i) obtain short-term credits as necessary for the clearance of security transactions; and (ii) establish margin accounts as may be necessary in connection with the Fund's use of options and futures contracts.

7. Invest in interests in oil, gas or other mineral leases, exploration or development programs, except that this shall not prevent a Portfolio from investing in readily marketable securities of issuers that invest or engage in oil, gas or other mineral leases, exploration or development programs or issuers secured by interest in such activities.

The foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities).

Temporary Defensive Positions

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or a sub-adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. The portfolio turnover rate for the fiscal year or period ended March 31, 1999 for each of the Portfolios is specified in the Financial Highlights table. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolio. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

                       DIRECTORS AND OFFICERS OF THE FUND

The management and affairs of the Fund are supervised by the Directors under the laws of the State of Maryland. The Directors have approved contracts under which, as described above, certain companies provide essential management services to the Fund. The Directors and executive officers of the Fund and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director and each officer serves as an officer in a similar capacity for The PBHG Insurance Series Fund, Inc., a registered investment company advised by the Adviser.

                                         Position Held with
Name , Address, and Age                       the Fund                  Principal Occupation(s) During Past 5 Years
-----------------------                       --------                  -------------------------------------------
John R. Bartholdson,                          Director        Chief Financial Officer and Director, the Triumph Group
1255 Drummers Lane, Suite 200,                                Holdings, Inc. since 1992.  Senior Vice President and Chief
Wayne,PA 19087                                                Financial Officer, Lukens, Inc., 19781992.
(51)



Harold J. Baxter*,                            Director        Officer and Director, the Adviser, 825 Duportail Road,
825 Duportail Road,                                           Wayne, PA 19087.  Trustee, the Administrator since May
Wayne, PA 19087,                                              1996.  Chief Executive Officer, Value Investors, since June
(51)                                                          1996.


Jettie M. Edwards,                            Director        Consultant, Syrus Associates since 1986.  Trustee,
76 Seaview Drive, Santa Barbara,                              Provident Investment Counsel Trust (investment company)
California 93108,                                             since 1992.
(49)



Albert A. Miller,                             Director        Principal and Treasurer, JK Equipment Exporters since
7 Jennifer Drive,                                             1995.  Advisor and Secretary, the Underwoman Shoppes Inc.
Holmdel, New Jersey 07733,                                    (retail clothing stores) since 1980.  Merchandising Group
(62)                                                          Vice President, R.H. Macy & Co., 1958-1995 (retired).



Gary L. Pilgrim,                              President       Chief Investment Officer and Director, the Adviser since
825 Duportail Road,                                           1982.  Trustee, the Administrator since May 1996.
Wayne, PA 19087,                                              Director, Value Investors since June 1996. President, Value
(57)                                                          Investors since December 1998.


Brian F. Bereznak                          Vice-President     Trustee and President, the Administrator since May 1996.
825 Duportail Road,                                           Chief Operating Officer, the Adviser from 1989 through
Wayne, PA 19087,                                              December 31, 1996.  Director, Value Investors from June
(36)                                                          1996 to January 1998.


Lee T. Cummings                           Treasurer, Chief    Vice President, Treasurer and Director of Mutual Fund
825 Duportail Road,                      Financial Officer,   Operations, the Administrator since May 1996.  Investment
Wayne, PA 19087,                             Controller       Accounting Officer, Delaware Group of Funds, 1994-1996.
(34)                                                          Vice President, Fund/Plan Services, Inc., 1992-1994


Michael J. Harrington                      Vice-President     Vice President and Director of Mutual Fund Services, the
825 Duportail Road,                                           Administrator since 1994. Account Manager, SEI, 1991-1994.
Wayne, PA 19087,
(29)


                                         Position Held with
Name , Address, and Age                       the Fund                  Principal Occupation(s) During Past 5 Years
-----------------------                       --------                  -------------------------------------------
John M. Zerr                             Vice-President and   General Counsel and Secretary, the Adviser since November
825 Duportail Road,                           Secretary       1996.  General Counsel and Secretary, Value Investors since
Wayne, PA 19087,                                              November 1996.  General Counsel and Secretary, the
(35)                                                          Administrator since January 1998.  Vice President and
                                                              Assistant Secretary, Delaware Management Company, Inc. and
                                                              the Delaware Group of Funds, 1995-1996.  Associate, Ballard
                                                              Spahr Andrews & Ingersoll (law firm), 1987-1995.

Meghan M. Mahon                            Vice-President     Counsel and Assistant Secretary, the Adviser since April
825 Duportail Road,                         and Assistant     1998.  Assistant Vice President, Assistant Secretary and
Wayne, PA 19087,                              Secretary       Counsel, Delaware Management Company Inc. and the Delaware
(30)                                                          Group of Funds, 1997-1998.  Associate, Drinker Biddle & Reath,
                                                              LLP (law firm) 1994-1997.  Associate, McAleese, McGoldrick &
                                                              Susanin (law firm) 1993-1994.

Todd Cipperman                             Vice President     Vice President and Assistant Secretary of SEI Corporation
One Freedom Valley Road                     and Assistant     ("SEI"), SEI Investments Mutual Fund Services, since 1995
Oaks, PA  19456                               Secretary       and SEI Investments since 1996.  Associate, Dewey
(33)                                                          Ballantine (law firm) 1994-1995. Associate, Winston
                                                              & Strawn, (law firm) 1991-1994.

Sandra K. Orlow                            Vice President     Vice President and Assistant Secretary of SEI,
SEI One Freedom Valley Road                                   Investments Mutual Fund Services, since 1983 and SEI
Oaks, PA 19456                                                Investments since 1996.
(45)

Kathryn L. Stanton                         Vice President     Vice President and Assistant Secretary of SEI, SEI
One Freedom Valley Road                                       Investments Mutual Fund Services, since 1994 and SEI
Oaks, PA  19456                                               Investments since 1996.  Associate, Morgan, Lewis & Bockius
(40)                                                          LLP (law firm), 19891994.


Each current Director of the Company who is not an "interested person" of the Company received the following compensation during the fiscal year ended December 31, 1999:

                                                          Pension or
                                                          Retirement                Total
                                     Aggregate            Benefits             Estimated         Compensation
                                     Compensation         Accrued as Part      Annual            from Company
Name of Person,                      from                 of Company           Benefits Upon     and Company Complex
Position                             Company              Expenses             Retirement        Paid to Directors
--------                             -------              --------             -------------      -----------------
John R. Bartholdson,                                              N/A                N/A                  $91,000
Director                                   $40,000                                                 for services on three
                                                                                                          boards



Harold J. Baxter,                            N/A                  N/A                N/A                    N/A
Director*

                                                          Pension or
                                                          Retirement                Total
                                     Aggregate            Benefits             Estimated         Compensation
                                     Compensation         Accrued as Part      Annual            from Company
Name of Person,                      from                 of Company           Benefits Upon     and Company Complex
Position                             Company              Expenses             Retirement        Paid to Directors
--------                             -------              --------             -------------      -----------------
Jettie M. Edwards,                         $40,000                N/A                N/A                  $91,000
Director                                                                                           for services on three
                                                                                                          boards



Albert A. Miller,                          $40,000                N/A                N/A                  $91,000
Director                                                                                           for services on three
                                                                                                          boards



* Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.


                             5% AND 25% SHAREHOLDERS

As of _____________, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of the Portfolios. The Fund believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial clients. Persons owning of record or beneficially 25% or more of the outstanding share class of a Portfolio may be deemed to be a controlling person of that Portfolio for purposes of the 1940 Act.

PBHG Core Growth Fund - PBHG Class

Charles Schwab & Co., Inc.                       16.97%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                11.90%
P.O. Box 3908
Church Street Station
New York, NY            10008-3908

PBHG Emerging Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                        14.73%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                10.25%
P.O. Box 3908
Church Street Station
New York, New York  10008-3908

Salomon Smith Barney Inc.                         5.63%
NAV Program
333 W. 34th Street
New York, NY 10001-2483

PBHG Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                        14.33%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                 7.29%
P.O. 3908
Church Street Station
New York, New York  10008-3908

Fidelity Investments Institutional                6.43%
Operations Co.
100 Magellan Way
Covington, KY  41015-3987

Connecticut General Life Insurance                5.34%
350 Church Street
PO Box 2975
Hartford, CT 06104

The Manufacturers Life Insurance Co.              6.37%
PO Box 600
Buffalo, NY 14201

PBHG Growth Fund - Advisor Class

The Travelers Insurance Company                  49.30%
ATTN:      Roger Ferland
1 Tower Square
Hartford, CT  06183-9001

Wilmington Trust Co.                              9.10%
FBO General Cable Resource Plan
c/o Mutual Funds
1100 N. Market Street
Wilmington, DE 19801-3029

Wilmington Trust Company                          5.18%
FBO Allied Waste 401(k) Plan
1100 N. Market Street
Wilmington, DE 19801-3029

Sisters of Mercy                                  7.63%
2300 Adeline Drive
Burlingame, CA  94010-5599

Fleet National Bank, Custodian                    6.86%
FBO Hoag Memorial Hospital Growth
ATTN: 0004683070
P.O. Box 92800
Rochester, NY   14692-8900

PBHG Large Cap Growth Fund - PBHG Class

Charles Schwab & Co. Inc.                        22.08%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp                 14.71%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

PBHG Limited Fund - PBHG Class

Charles Schwab & Co., Inc.                        7.73%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

Northern Trust TR                                14.61%
FBO J. Paul Getty Trust
P.O. Box 92956
Chicago, IL  60675-2956

PBHG Large Cap 20 Fund - PBHG Class

Charles Schwab & Co., Inc.                       20.26%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                14.72%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

PBHG Select Equity Fund - PBHG Class

Charles Schwab & Co. Inc.                        20.35%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                16.71%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

PBHG Large Cap Value Fund - PBHG Class

Compass Bank, Trustee                            47.67%
Alfa Mutual Insurance Company
P.O. Box 11000
Montgomery, AL  36191-0001

Charles Schwab & Co., Inc.                       10.03%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104

PBHG Mid-Cap Value - PBHG Class

National Financial Services Corp.                26.63%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co, Inc.                        25.64%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

Donaldson Lufkin & Jenrette                       9.34%
PO Box 2052
Jersey City, NJ 07303

PBHG Small Cap Value - PBHG Class

National Financial Services Corp.                10.26%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Charles Schwab & Co., Inc.                       24.15%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

The Northern Trust Co., Custodian                23.75%
FBO Arthur Andersen
P.O. Box 92956
Chicago, IL 60675-2956

Donaldson Lufkin & Jenrette                       9.91%
Transfer Dept., 5th Floor
P.O. Box 2052
Jersey City, NJ  07303-2052

PBHG International Fund - PBHG Class

Charles Schwab & Co., Inc.                       11.85%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                 6.96%
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Donaldson Lufkin & Jenrette                       7.57%
PO Box 2052
Jersey City, NJ 07303

PBHG Strategic Small Company Fund

Charles Schwab & Co., Inc.                       15.29%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

PBHG Technology & Communications Fund - PBHG Clas

Charles Schwab & Co., Inc.                       25.46%
Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

National Financial Services Corp.                14.13%
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

PBHG Cash Reserves Fund - PBHG Class

Harold J. Baxter &                               16.12%
Christine E. Baxter JTTEN
825 Duportail Road
Wayne, PA 19087

                                   THE ADVISER

The Fund and Pilgrim Baxter & Associates, Ltd. have entered into an advisory agreement with respect to each Portfolio (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Fund or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. PBHG Fund Services, the Fund's Administrator, is a wholly owned subsidiary of the Adviser (See "The Administrator" for more detial on PBHG Fund Services). PBHG Fund Services also serves as administrator to PBHG Insurance Series Fund, Inc., an investment company also managed by the Adviser. The Adviser currently has discretionary management authority with respect to over $12 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.

The Advisory Agreement obligates the Adviser to: (i) provide a program of continuous investment management for the Fund in accordance with the Fund's investment objectives, policies and limitations; (ii) make investment decisions for the Fund; and (iii) place orders to purchase and sell securities for the Fund, subject to the supervision of the Board of Directors. The Advisory Agreement also requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Fund. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Fund (See the Prospectuses for a description of expenses borne by the Fund).

The continuance of the Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated (i) at any time without penalty by the Fund upon the vote of a majority of the directors or by vote of the majority of the Fund's outstanding voting securities upon 60 days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon 60 days' written notice to the Fund. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 0.85% of each of the Growth, Emerging Growth, Select Equity, Core Growth, Large Cap 20, Mid-Cap Value, Focused Value and Technology & Communications Funds' average daily net assets; 0.75% of the Large Cap Growth Fund's average daily net assets; 0.65% of the Large Cap Value Fund's average daily net assets; 1.00% of each of the Limited, New Opportunities, Small Cap Value, International and Strategic Small Company Funds' average daily net assets; and 0.30% of the Cash Reserves Fund's average daily net assets. The investment advisory fees paid by certain of the Portfolios are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

In the interest of limiting the expenses of the Portfolios, the Adviser has voluntarily entered into expense limitation agreements with the Fund ("Expense Limitation Agreements") pursuant to which, with respect to the PBHG Class shares, the Adviser has agreed to waive or limit a portion of its fee and to assume other expenses in an amount necessary to limit total annual operating expenses to not more than 1.50% of the average daily net assets of each of the Core Growth, Limited, New Opportunities, Large Cap 20, Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, and to not more than 2.25% of the average daily net assets of the International Fund. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed 1.50% (or 2.25% for the International Fund). Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than 1.50% (or 2.25% for the International Fund); and (iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.

With respect to the Advisor Class shares of the PBHG Growth Fund, the Adviser has entered into an Expense Limitation Agreement with the Fund. Pursuant to such Expense Limitation Agreement, the Adviser has agreed to waive or limit its advisory fees and to assume other expenses of the Advisor Class shares of such Portfolio to the extent necessary to limit the total operating expenses (exclusive of Rule 12b-1 expenses) to 1.50% of average daily net assets of the Portfolio. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio (exclusive of Rule 12b-1 expenses) of the Advisor Class shares of the Portfolio to exceed 1.50%. Consequently, no reimbursement by the Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio (exclusive of Rule 12b-1 expenses) with respect to the Advisor Class shares is less than 1.50%; and
(iii) the payment of such reimbursement was approved by the Board of Directors on a quarterly basis.


For the fiscal years and periods ended March 31, 1997, 1998, and 1999 each of the other Portfolios paid or waived the following advisory fees:

                                               Fees Paid                                              Fees Waived
Portfolio                      ------------------------------------------                --------------------------------------
                               1997               1998               1999                1997             1998             1999
                               ----               ----               ----                ----             ----             ----
PBHG Growth                 $44,149,035        $47,429,208        $34,407,239         $         0      $         0      $         0

PBHG Emerging Growth        $10,774,907        $12,965,521        $ 8,746,681         $         0      $         0      $         0

PBHG New Opportunities                *                  *        $    15,512(5)                *                *      $     1,340

PBHG Large Cap Growth       $   930,649        $ 1,014,896        $ 1,056,270         $         0      $         0      $         0

PBHG Select Equity          $ 4,101,441        $ 3,228,253        $ 2,394,153         $ 3,228,253      $         0      $         0

PBHG Core Growth            $ 2,918,000        $ 2,095,945        $   972,422         $         0      $         0      $         0

PBHG Limited                $ 1,415,935(1)     $ 1,658,981        $ 1,399,136         $         0      $         0      $         0

PBHG Large Cap 20           $   183,335(2)     $   924,747        $ 3,317,545         $         0      $         0      $         0

PBHG Large Cap Value        $    32,059(3)     $   371,529        $   459,033         $         0      $         0      $         0

PBHG MidCap Value                     *        $   207,661(4)     $   551,502                   *      $         0      $         0

PBHG Small Cap Value                  *        $   501,946(4)     $ 1,023,869                   *      $         0      $         0

PBHG Focused Value                    *                  *        $     2,796(5)                *                *      $     2,796

PBHG International          $   176,992        $   210,622        $   159,777         $         0      $         0      $         0

PBHG Cash Reserves          $   678,965        $   559,846        $   393,152         $         0      $         0      $         0

PBHG Technology &
  Communications            $ 2,970,000        $ 5,105,411        $ 3,440,370         $         0      $         0      $         0

PBHG Strategic Small
  Company                   $   153,886(3)     $ 1,029,083        $   730,370         $         0      $         0      $    27,500


---------------
*    Not in operation during the period.

(1) For the period from June 28, 1996 (commencement of operations) through March 31, 1997.

(2) For the period from November 29, 1996 (commencement of operations) through March 31, 1997.

(3) For the period from December 31, 1996 (commencement of operations) through March 31, 1997.

(4) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(5) For the period February 12, 1999 (commencement of operations) through March 31, 1999.


                                THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc.

The Fund, on behalf of each of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund, PBHG Small Cap Value Fund, PBHG Focused Value Fund and PBHG Strategic Small Company Fund, and the Adviser have entered into sub-advisory agreements (each, a "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors,

Inc. ("Value Investors"), a wholly owned subsidiary of the Adviser. Each Sub-Advisory Agreement provides certain limitations on Value Investors' liability, but also provides that Value Investors shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Sub-Advisory Agreement obligates Value Investors to: (i) manage the investment operations of the relevant Portfolio and the composition of the Portfolio's investment portfolios, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objective, policies and limitations; (ii) provide supervision of the Portfolio's investments and to determine from time to time what investment and securities will be purchased, retained or sold by the Portfolio and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of each Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and
(ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. Each Sub-Advisory Agreement may be terminated (i) by the Fund, without the payment of any penalty, by the vote of a majority of the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the relevant Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Value Investors at any time, without the payment of any penalty, on 90 days' written notice to the other parties. Each Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreements for the Large Cap Value, Mid-Cap Value, Small Cap Value, Focused Value and Strategic Small Company Funds, Value Investors is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each Portfolio that is computed daily and paid monthly at annual rates of 0.40%, 0.50%, 0.65%, 0.85% and 0.30%, respectively.

Murray Johnstone International Ltd.

The Fund, on behalf of the PBHG International Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Murray Johnstone International Ltd. ("Murray Johnstone"). The Sub-Advisory Agreement provides certain limitations on Murray Johnstone's liability, but also provides that Murray Johnstone shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Murray Johnstone to: (i) manage the investment operations of the PBHG International Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and limitations; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement after the first two years must be specifically approved at least annually (i) by the Fund's Board of Directors or by vote of a majority of the Fund's outstanding voting securities and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated
(i) by the Portfolio at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Murray Johnstone at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the services provided pursuant to the Sub-Advisory Agreement, Murray Johnstone receives a fee from the Adviser at an annual rate of to 0.50% of the Portfolio's average daily net assets. Murray Johnstone recieves no fees directly from the Portfolio.

Wellington Management Company, LLP

The Fund, on behalf of the PBHG Cash Reserves Fund, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Wellington Management Company, LLP ("Wellington Management"). The Sub-Advisory Agreement provides certain limitations on Wellington Management's liability, but also provides that Wellington shall not be protected against any liability to the Portfolio or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from a breach of fiduciary duty with respect to the receipt of compensation for services thereunder.

The Sub-Advisory Agreement obligates Wellington Management to: (i) manage the investment operations of the PBHG Cash Reserves Fund and the composition of the Portfolio's portfolio, including the purchase, retention and disposition thereof in accordance with the Portfolio's investment objectives, policies and restrictions; (ii) provide supervision of the Portfolio's investments and determine from time to time what investments and securities will be purchased, retained or sold by the Portfolio, and what portion of the assets will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold by the Portfolio and will place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Portfolio's Registration Statement or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The Sub-Advisory Agreement will continue in effect for a period of more than two years from the date thereof only so long as continuance is specifically approved at least annually in conformance with the 1940 Act; provided, however, that this Agreement may be terminated with respect to the Fund (i) by the Fund at any time, without the payment of any penalty, by the vote of a majority of Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the Adviser at any time, without the payment of any penalty, on not more than 60 days' nor less than 30 days' written notice to the other parties, or (iii) by Wellington Management at any time, without the payment of any penalty, on 90 days' written notice to the other parties. The Sub-Advisory Agreement shall terminate automatically and immediately in the event of its assignment as defined in the 1940 Act.

For the services provided and expenses incurred pursuant to the sub-advisory agreement, Wellington Management is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate equal to 0.075% of the Portfolio's average daily net assets up to and including $500 million and 0.020% of the Portfolio's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000.


                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Road, Oaks, PA 19456, a wholly owned subsidiary of SEI, and the Fund are parties to a distribution agreement (the "Distribution Agreement"). The Distributor is not entitled to receive any compensation for the distribution services it provides with respect to either class of shares.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act to enable the Advisor Class shares of the PBHG Growth Fund to directly and indirectly bear certain expenses relating to the distribution of such Shares. Pursuant to such Service Plan, the Fund shall be entitled to pay to financial intermediaries, plan fiduciaries, and investment professionals ("Service Providers") a shareholder servicing fee at the aggregate annual rate of up to 0.25% of such Portfolio's average daily net assets attributable to Advisor Class shares. The shareholder servicing fee is intended to compensate Service Providers for providing to shareholders or the underlying beneficial owners of Advisor Class shares: (i) personal support services; (ii) distribution assistance and distribution support services; and (iii) account maintenance services. In addition, insurance companies or their affiliates may be paid a shareholder servicing fee described for providing similar services to variable annuity or variable life insurance contract holders ("Contract Holders") or their participants for which such insurance companies are not otherwise compensated by Contract Holders or participants.

The Distributor shall prepare and deliver written reports to the Board of Directors of the Fund on a regular basis (at least quarterly) setting forth the payments made to Service Providers pursuant to the Service Plan, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board of Directors may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator or Adviser may benefit through increased fees from an increase in the net assets of the Fund which may have resulted in part from the expenditures, no interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund had a direct or indirect financial interest in the operation of the Service Plan or any related agreement.

No compensation was paid to the Distributor for distribution services for the fiscal years ended March 31, 1997, 1998 and 1999. For the fiscal year ended March 31, 1999, $192,562 was paid to Service Providers pursuant to the Service Plan for the Advisor Class shares of the PBHG Growth Fund.

                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Fund and PBHG Fund Services (the "Administrator") entered into the Administrative Services Agreement (the "Administrative Agreement") on July 1, 1996 pursuant to which the Administrator oversees the administration of the Fund's and each Portfolio's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator, a wholly-owned subsidiary of the Adviser, was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. The Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Portfolio. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 1999, and shall thereafter continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Fund, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into the Sub-Administrative Services Agreement on July 1, 1996, as amended, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Fund. Prior to July 1, 1996, the Sub-Administrator served as the administrator of the Fund. The Sub-Administrator is an indirect wholly-owned subsidiary of SEI Investments Company ("SEI"). The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. The Sub-Administrative Services Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 2000, and shall continue in successive periods of one year, unless terminated by either party upon not less than 90 days' prior written notice to the other party.

Under the Sub-Administrative Services Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Fund, PBHG Advisor Funds, Inc., and PBHG Insurance Series Fund, Inc., calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

For the fiscal years and periods ended March 31, 1997, 1998 and 1999 each of the other Portfolios paid the following administration fees:



                                                Fees Paid                                         Fees Waived
Portfolio                        --------------------------------------             --------------------------------------
                                 1997+            1998             1999             1997+            1998             1999
                                 -----            ----             ----             -----            ----             ----
PBHG Growth                   $8,325,330       $8,369,860       $6,054,219           $0               $0               $0

PBHG Emerging Growth          $2,026,934       $2,288,033       $1,543,532           $0               $0               $0

PBHG New Opportunities               *                *         $    2,327(5)         *                *               $0

PBHG Large Cap Growth         $  194,580       $  202,979       $  211,254           $0               $0               $0

PBHG Select Equity            $  762,481       $  569,691       $  422,498           $0               $0               $0

PBHG Core Growth              $  527,363       $  369,872       $  171,604           $0               $0               $0

PBHG Limited                  $  212,390(1)    $  248,847       $  209,870           $0               $0               $0

PBHG Large Cap 20             $   32,353(2)    $  163,191       $  585,449           $0               $0               $0

PBHG Large Cap Value          $    5,658(1)    $   84,777       $  103,870           $0               $0               $0

PBHG Mid-Cap Value                   *         $   36,646(4)    $   97,324            *               $0               $0

PBHG Small Cap Value                 *         $   75,292(4)    $  153,580            *               $0               $0

PBHG Focused Value                   *                *         $      493(5)         *                *               $0

PBHG International            $   40,069       $   31,592       $   23,997           $0               $0               $0

PBHG Cash Reserves            $  354,921       $  279,921       $  196,574           $0               $0               $0

PBHG Technology &
  Communications              $  537,851       $  900,954       $  607,124           $0               $0               $0

PBHG Strategic Small
  Company                     $   23,083(3)    $  154,362       $  109,556           $0               $0               $0



*    Not in operation during the period.

+ From March 31, 1996 to June 30, 1996, SEI Fund Resources served as the Fund's Administrator. From July 1, 1996 to March 31, 1997, PBHG Fund Services served as the Fund's Administrator.

(1) For the period from June 28, 1996 (commencement of operations) through March 31, 1997.

(2) For the period from November 29, 1996 (commencement of operations) through March 31, 1997.

(3) For the period from December 31, 1996 (commencement of operations) through March 31, 1997.

(4) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(5) For the period February 12, 1999 (commencement of operations) through March 31, 1999.

                             OTHER SERVICE PROVIDERS

The Transfer Agent and Shareholder Servicing Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund. The Administrator serves as shareholder servicing agent for the Fund under a shareholder servicing agreement with the Fund. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, serves as sub-shareholder servicing agent for the Fund under a sub-shareholder servicing agreement between UAM SSC and the Administrator. The principal place of business of UAM SSC is 825 Duportail Road, Wayne, Pennsylvania 19087. From time to time, the Fund may pay amounts to third parties that provide sub- transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Fund, delivering, on behalf of the Fund, proxy statements, annual reports, updated Prospectuses, other communications regarding the Fund, and related services as the Fund or the beneficial owners may reasonably request. In such cases, the Fund will not compensate such third parties at a rate that is greater than the rate the Fund is currently paying the Fund's Transfer Agent for providing these services to shareholders investing directly in the Fund.

Custodians

First Union National Bank (successor to CoreStates Bank, N.A.), 530 Walnut Street, Philadelphia, Pennsylvania 19106, serves as the custodian for the Fund and each Portfolio other than the International Fund. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as the custodian for the International Fund (together, the "Custodians"). The Custodians hold cash, securities and other assets of the Fund as required by the 1940 Act.



Counsel and Independent Accountants

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Fund. PricewaterhouseCoopers, LLP serves as the independent accountants of the Fund.


                             PORTFOLIO TRANSACTIONS

The Adviser or Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Portfolios. The Adviser or Sub-Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser or Sub-Advisers generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser or Sub-Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. Certain brokers or dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to a Portfolio's public offering price. In the case of securities traded in the over-the-counter market, the Adviser or Sub-Advisers expect normally to seek to select primary market makers.

The Adviser or Sub-Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Adviser or Sub-Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser or Sub-Adviser, a Portfolio or other accounts managed by the Adviser or Sub-Adviser will be benefited by supplemental research services, the Adviser or Sub-Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser or Sub-Advisers will not necessarily be reduced as a result of the receipt of such information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser or Sub-Advisers will find all of such services of value in advising the Portfolios.

It is expected that the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser or Sub-Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Fund's expenses. In addition, the Adviser or Sub-Adviser may place orders for the purchase or sale of Portfolio securities with qualified broker-dealers that refer prospective shareholders to the Portfolios. The Directors, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of the Portfolio's shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

The Fund's Board of Directors has adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

For the fiscal year and periods ended March 31, 1999, 1998, and 1997, for each of the other Portfolios paid brokerage fees as follows:


                                                           Total Amount of Brokerage
                                                               Commissions Paid
                                                   ---------------------------------------
Portfolio                                          1999             1998              1997
---------                                          ----             ----              ----
PBHG Growth                                   $4,483,812       $6,867,275       $4,696,917

PBHG Emerging Growth                          $1,199,910       $  822,133       $  408,039

PBHG New Opportunities                        $    3,859(5)             *                *

PBHG Large Cap Growth                         $  153,260       $  124,206       $  138,111

PBHG Select Equity                            $  189,316       $  355,670       $  329,054

PBHG Core Growth                              $  219,995       $  336,589       $  306,218

PBHG Limited                                  $  123,471       $   81,540       $   80,602(1)

PBHG Large Cap 20                             $  452,760       $  167,891       $   67,122(2)

PBHG Large Cap Value                          $  795,638       $  490,469       $   40,128(3)

PBHG Mid-Cap Value                            $1,099,445       $  301,165(4)             *

PBHG Small Cap Value                          $  769,954       $  407,791(4)             *

PBHG Focused Value                            $   14,330(5)             *                *


                                                           Total Amount of Brokerage
                                                               Commissions Paid
                                                   ---------------------------------------
Portfolio                                          1999             1998              1997
---------                                          ----             ----              ----
PBHG International                            $   69,525       $  110,586         *110,586

PBHG Cash Reserves                            $        0       $        0       $        0

PBHG Technology & Communications              $1,115,574       $  773,750       $  646,233

PBHG Strategic Small Company                  $  279,693       $  361,158       $  162,617(3)

                                                                                      Percent of Aggregate
                                                                                            Amount of
                                                                                          Transactions
                                               Percent of Total Amount of             Involving Payment of
                                               Brokerage Commissions Paid              Commissions to the
                                                   to the Distributor                      Distributor
                                        --------------------------------------     ------------------------
Portfolio                               1997+            1998+           1999+               1999
---------                               -----            -----           -----               ----

PBHG Growth                                                3%             3%                  36%

PBHG Emerging Growth +                                     7%             4%                  39%

PBHG New Opportunities(5)                  *               *              0%                  34%

PBHG Large Cap Growth                                      2%             3%                  46%

PBHG Select Equity                                         2%             6%                  38%

PBHG Core Growth                                           1%             1%                  40%

PBHG Limited1                                             12%             6%                  30%

PBHG Large Cap 20(2)                                       3%             4%                  43%

PBHG Large Cap Value(3)                                    1%             0%                  38%

PBHG Mid-Cap Value(4)                      *               1%             0%                  40%

PBHG Small Cap Value(4)                    *               1%             0%                  35%

PBHG Focused Value(5)                      *               *              0%                  40%

PBHG International                                         0%             0%                   0%

PBHG Cash Reserves                                         0%             0%                   0%

PBHG Technology & Communications                           3%             1%                  39%

PBHG Strategic Small Company(3)                            1%             0%                  36%


*    Not in operation during the period.

+ These commissions were paid to the Distributor in connection with repurchase agreement transactions.

(1) For the period from June 28, 1996 (commencement of operations) through March 31, 1997.

(2) For the period from November 29, 1996 (commencement of operations) through March 31, 1997.

(3) For the period from December 31, 1996 (commencement of operations) through March 31, 1997.

(4) For the period from April 30, 1997 (commencement of operations) through March 31, 1998.

(5) For the period February 12, 1999 (commencement of operations) through March 31, 1999.



                              DESCRIPTION OF SHARES

The Fund may increase the number of shares which each Portfolio is authorized to issue and may create additional portfolios of the Fund. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Fund for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Fund will be voted on only by shareholders of the affected series. Shareholders of all series of the Fund will vote together in matters affecting the Fund generally, such as the election of Directors or selection of independent accountants. Shareholders of the PBHG Class of the Fund will vote separately on matters relating solely to the PBHG Class and not on matters relating solely to the Advisor Class of the Fund. As a Maryland corporation, the Fund is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Fund and for the election of directors under certain circumstances. In addition, a director may be removed by the remaining directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. In the event that such a meeting is requested, the Fund will provide appropriate assistance and information to the shareholders requesting the meeting.



                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Fund: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Portfolios are offered on a continuous basis.

Purchases

You may purchase shares of each Portfolio directly through DST Systems, Inc., the Fund's Transfer Agent. Shares of each Portfolio are offered only to residents of states in which such shares are eligible for purchase.

You may place orders by mail, wire or telephone. If market conditions are extraordinarily active, or if severe weather or other emergencies exist, and you experience difficulties placing orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery.

You may also purchase shares of each Portfolio through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Portfolios. Such financial institutions may charge you a fee for this service in addition to each Portfolio's public offering price.

Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for acting upon wire instructions, or telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

Each Portfolio reserves the right to reject any purchase order or to suspend or modify the continuous offering of its shares. For example, the investment opportunities for small or medium capitalization companies may from time to time be more limited than those in other sectors of the stock market. Therefore, in order to retain adequate investment flexibility, the Adviser may from time to time recommend to the Board of Directors of the Fund that a Portfolio which invests extensively in such companies indefinitely discontinue the sale of its shares to new investors (other than directors, officers and employees of the Adviser, each of the sub-advisers and their affiliated companies). In such event, the Board of Directors would determine whether such discontinuance is in the best interests of the applicable Portfolio and its shareholders. Shares of the PBHG Limited Fund are currently offered only to existing shareholders of the PBHG Class shares of the Portfolio. The PBHG Limited Fund may recommence offering its shares to new investors in the future, provided that the Board of Directors determines that doing so would be in the best interest of the Portfolio and its shareholders.

Minimum Investment

The minimum initial investment in each Portfolio (other than the Limited Fund and Strategic Small Company Fund) is $2,500 for regular accounts and $2,000 for traditional or Roth IRAs. The minimum initial investment in the Limited Fund and the Strategic Small Company Fund is $5,000 for regular accounts and $2,000 for traditional or Roth IRAs. However, investors who establish a Systematic Investment Plan, as described below, with a minimum investment of $25 per month may at the same time open a regular account or traditional or Roth IRA with any Portfolio with a minimum initial investment of $500. There is no minimum for subsequent investments. The Distributor may waive the minimum initial investment amount at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. As described below, subsequent purchases through the Fund's Systematic Investment Plan must be at least $25.

Initial Purchase by Mail

An account may be opened by mailing a check or other negotiable bank draft payable to The PBHG Funds, Inc. for at least the minimum initial amount specified above for regular and IRA accounts, and a completed Account Application to The PBHG Funds, Inc. c/o DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. The Fund will not accept third-party checks, i.e., a check not payable to The PBHG Funds, Inc. or a Portfolio for initial or subsequent investments.

Additional Purchases By Phone (Telephone Purchase)

You may purchase additional shares by telephoning the Transfer Agent at 1-800-433-0051. The minimum telephone purchase is $1,000, and the maximum is five times the net asset value of shares held by the shareholder on the day preceding such telephone purchase for which payment has been received. The telephone purchase will be made at the offering price next computed after the receipt of the call by the Transfer Agent. Payment for the telephone purchase must be received by the Transfer Agent within seven days. If payment is not received within seven days, you will be liable for all losses incurred by the Fund as a result of the cancellation of such purchase.

Initial Purchase By Wire

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares of the Portfolios by requesting your bank to transmit funds by wire. Before making an initial investment by wire, you must first telephone 1-800-433-0051 to receive an Account Application and be assigned an account number. The Account Application must be received prior to receipt of the wire. Your name, account number, taxpayer identification number or Social Security Number, and address must be specified in the wire. All wires must be received by 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios to be effective on that day. In addition, an original Account Application should be promptly forwarded to: The PBHG Funds, Inc. c/o DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. All wires must be sent as follows: United Missouri Bank of Kansas City, N.A.; ABA #10-10-00695; for Account Number 98705-23469; Further Credit:
[name of Portfolio and your assigned account number].

Additional Purchases by Wire

Additional investments may be made at any time through the wire procedures described above, which must include your name and account number. Your bank may impose a fee for investments by wire.

Purchase by ACH

If you have made this election, shares of each Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be established on your account at least 15 days prior to your initiating an ACH transaction. The maximum purchase allowed through ACH is $100,000.

General Information Regarding Purchases

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives sufficient information to execute the order and receives payment before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios. Payment may be made by check or readily available funds. The purchase price of shares of a Portfolio is the net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of a Portfolio calculated to three decimal places. The Fund will not issue certificates representing shares of the Portfolios.

In order for your purchase order to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for all other Portfolios and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders to the Transfer Agent so that you may receive the same day's net asset value.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and you could be liable for any losses or fees incurred by the Fund. The Fund reserves the right to reject a purchase order when the Fund determines that it is not in the best interests of the Fund or its shareholders to accept such an order.

Redemptions

Redemption orders received by the Transfer Agent prior to 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each of the other Portfolios on any Business Day will be effective that day. The redemption price of shares is the net asset value per share of a Portfolio next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) or by ACH will be forwarded only upon collection of payment for such shares; collection of payment will take 15 days.

You may also redeem shares of each Portfolio through certain broker-dealers and other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

In order for your redemption order to be effective on the day you place your redemption order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 2:00 p.m. Eastern time for the Cash Reserves Fund and 4:00 p.m. Eastern time for each other Portfolio and (ii) promptly transmit the order to the Transfer Agent. See "Determination of Net Asset Value" below. The financial institution is responsible for promptly transmitting redemption orders to the Transfer Agent so that your shares are redeemed at the same day's net asset value per share.

It is currently the Fund's policy to pay all redemptions in cash. The Fund retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Portfolios in lieu of cash. Each PBHG Fund has made an election pursuant to Rule 18f-1 under the 1940 Act by which such Portfolio has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (1) $250,000 or (2) one percent of the net asset value of the Portfolio at the beginning of such 90-day period. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Fund also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, Sub-Administrator, the Transfer Agent and/or the Custodian are not open for business.

You may receive redemption payments in the form of a check or by Federal Reserve wire or ACH transfer.

By Mail

There is no charge for having a check for redemption proceeds mailed to you.

By Telephone

Redemption orders may be placed by telephone, provided that this option has been selected. Shares held in IRA accounts are not eligible for this option and must be redeemed by written request. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If reasonable procedures are not employed, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions.

If market conditions are extraordinarily active, or other extraordinary circumstances exist and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means, such as mail or overnight delivery. The Fund will not accept redemption requests for an amount greater than $50,000 by telephone instruction, except for cases where the proceeds of the redemption request are transmitted by Federal wire to a pre-established checking account. Such redemption requests must be received in writing and be signature guaranteed.

By Wire

The Transfer Agent will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot receive proceeds from redemptions of shares of a Portfolio by Federal Reserve wire on federal holidays restricting wire transfers.



BY ACH

The Fund does not charge for ACH transactions; however, proceeds from such transactions will not be posted to your bank account until the second Business Day following the transaction. In order to process a redemption by ACH, banking information must be established on your account at least 15 days prior to initiating a transaction. A voided check or deposit slip must accompany requests to establish this option.

Check Writing (Cash Reserves Fund Only)

Check writing service is offered free of charge to shareholders of the Cash Reserves Fund. If you have an account balance of $5,000 or more, you may redeem shares by writing checks on your account for $250 or more. To establish this privilege, please call 1-800-433-0051 to request a signature card. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears. Because of the difficulty of determining in advance the exact value of your account, you may not use a check to close your account. Your account will be charged a fee for stopping payment of a check upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons.

Signature Guarantees

A signature guarantee is a widely accepted way to protect you by verifying the signature on certain redemption requests. The Fund requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds; (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account; and (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) written requests to add telephone exchange and telephone redemption options to an account; and (7) changes in previously designated wiring instructions. These requirements may be waived or modified upon notice of shareholders. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Fund does not accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

Shareholder Inquiries and Services Offered

If you have any questions about the Portfolios or the shareholder services described below, please call the Fund at 1-800-433-0051. Written inquiries should be sent to DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534. The Fund reserves the right to amend the shareholder services described below or to change the terms or conditions relating to such services upon 60 days' notice to shareholders. You may, however, discontinue any service you select, provided that with respect to the Systematic Investment and Systematic Withdrawal Plans described below, the Fund's Transfer Agent receives your notification to discontinue such service(s) at least ten (10) days before the next scheduled investment or withdrawal date.

Systematic Investment and Systematic Withdrawal Plans

For your convenience, the Fund provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.

(1) Systematic Investment Plan. The Systematic Investment Plan is a convenient way for you to purchase shares in the Portfolios at regular monthly or quarterly intervals selected by you. The Systematic Investment Plan enables you to achieve dollar-cost averaging with respect to investments in the Portfolios despite their fluctuating net asset values through regular purchases of a fixed dollar amount of shares in the Portfolios. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Portfolio's net asset value is relatively low and fewer shares being purchased when a Portfolio's net asset value is relatively high, thereby helping to decrease the average price of your shares. Investors who establish a Systematic Investment Plan may open an account with a minimum balance of $500. Through the Systematic Investment Plan, shares are purchased by transferring monies (minimum of $25 per transaction per Portfolio) from your designated checking or savings account. Your systematic investment in the Portfolio(s) designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. This Systematic Investment Plan must be established on your account at least 15 days prior to the intended date of your first systematic investment.

(2) Systematic Withdrawal Plan. The Systematic Withdrawal Plan provides a convenient way for you to receive current income while maintaining your investments in the Portfolio(s). The Systematic Withdrawal Plan permits you to have payments of $50 or more automatically transferred from your account(s) in the Portfolio(s) to your designated checking or savings account on a monthly, quarterly, or semi-annual basis. The Systematic Withdrawal Plan also provides the option of having a check mailed to the address of record for your account. In order to start this Plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.

Exchange Privileges

Once payment for your shares has been received (i.e., an account has been established) and your payment has been converted to Federal funds, you may exchange some or all of your shares for shares of the other Portfolios of the Fund currently available to the public. However, if you own shares of any Portfolio other than the Cash Reserves Fund, you are limited to four (4) exchanges annually from such Portfolio to the Cash Reserves Fund. Exchanges are made at net asset value. The Fund reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon sixty (60) days' notice. Exchanges will be made only after proper instructions in writing or by telephone are received for an established account by the Transfer Agent.

The exchange privilege may be exercised only in those states where the shares of the new Portfolio may legally be sold.

Tax-Sheltered Retirement Plans

A variety of retirement plans, including IRAs, SEP-IRAs, 401(a) Keogh and corporate money purchase pension and profit sharing plans, and 401(k) and 403(b) plans are available to investors in the Fund.

(1) Traditional IRAs. You may save for your retirement and shelter your investment income from current taxes by either: (a) establishing a new traditional IRA; or (b) "rolling-over" to the Fund monies from other IRAs or lump sum distributions from a qualified retirement plan. If you are between 18 and 70 1/2 years of age, you can use a traditional IRA to invest up to $2,000 per year of your earned income in any of the Portfolios. You may also invest up to $2,000 per year in a spousal IRA if your spouse has no earned income. There is a $10.00 annual maintenance fee charged to traditional IRA investors. If you maintain IRA accounts in more than one Portfolio of the Fund, you will only be charged one fee. This fee can be prepaid or will be debited from your account if not received by the announced deadline.

(2) Roth IRAs. Roth IRAs are similar to traditional IRAs in many respects and provide a unique opportunity for qualifying individuals to accumulate investment earnings tax-free. Contributions to Roth IRAs are not tax-deductible (while contributions to traditional IRAs may be), however, if you meet the distribution requirements, you can withdraw your investments without paying any taxes on the earnings. In addition to establishing a new Roth IRA, you may be eligible to convert a traditional IRA into a Roth IRA. Maintenance fees charged for Roth IRAs are similar to those for traditional IRAs.

(3) SEP-IRAs. If you are a self-employed person, you can establish a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is designed to provide persons with self-employed income (and their eligible employees) with many of the same tax advantages as a Keogh, but with fewer administrative requirements.

(4) 401(a) Keogh and Corporate Retirement Plans. Both a prototype money purchase pension plan and a profit sharing plan, which may be used alone or in combination, are available for self-employed individuals and their partners and corporations to provide tax-sheltered retirement benefits for individuals and employees.

(5) 401(k) Plans. Through the establishment of a 401(k) plan by a corporation of any size, employees can invest a portion of their wages in the Portfolios on a tax-deferred basis in order to help them meet their retirement needs.

(6) 403(b) Plans. Section 403(b) plans are custodial accounts which are available to employees of most non-profit organizations and public schools.

Other Special Accounts

The Fund also offers the following special accounts to meet your needs:

(1) Education IRAs. Education IRAs allow you to save for qualified higher education expenses of designated beneficiaries. Like traditional and Roth IRAs, Education IRAs provide an opportunity for your investment to grow tax-free until distributed. Contributions to an Education IRA are not tax deductible, however, distributions from an Education IRA which are used to pay qualified higher education expenses are tax-free. You may contribute up to $500 per year for the benefit of each prospective student under the age of 18. There is a $7.00 annual maintenance fee charged to Education IRA accounts. The fee can be prepaid or will be deducted from your account if not received by the announced deadline.

(2) Uniform Gift to Minors/Uniform Transfers to Minors. By establishing a Uniform Gift to Minors Account/Uniform Transfers to Minors Account with the Fund you can build a fund for your children's education or a nest egg for their future and, at the same time, potentially reduce your own income taxes.

(3) Custodial and Fiduciary Accounts. The Fund provides a convenient means of establishing custodial and fiduciary accounts for investors with fiduciary responsibilities.

For further information regarding any of the above retirement plans and accounts, please call toll free at 1-800-433-0051. Retirement investors may, however, wish to consult with their own tax counsel or adviser.

Minimum Account Size

Due to the relatively high cost of maintaining smaller accounts, the Fund will impose an annual $12.00 minimum account charge and reserves the right to redeem shares in any non-retirement account if, as the result of redemptions, the value of any account drops below the minimum initial investment amount, specified above, for each Portfolio. See "Minimum Investment" and "Systematic Investment and Systematic Withdrawal Plans" for minimum investments. You will be allowed at least 60 days, after notice from the Fund, to make an additional investment to bring your account value up to at least the applicable minimum account size before the annual $12.00 minimum account fee is charged and/or the redemption of a non-retirement account is processed. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to the applicable minimum account size.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. Net asset value per share is determined daily, normally as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on any Business Day. The net asset value per share of each Portfolio, other than the Cash Reserves Fund, is listed under PBHG in the mutual fund section of most major daily newspapers, including The Wall Street Journal.

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the last bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recent bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Fund, if any, are valued at their fair value as determined in good faith by the Board of Directors.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Directors believes accurately reflects fair value.

The net asset value per share of the PBHG Cash Reserves Fund is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. Net asset value per share is determined daily as of 2:00 p.m. Eastern time on each Business Day. During periods of declining interest rates, the daily yield of the PBHG Cash Reserves Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the PBHG Cash Reserves Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the PBHG Cash Reserves Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Portfolio would experience a lower yield. The converse would apply in a period of rising interest rates.

The use of amortized cost valuation by the PBHG Cash Reserves Fund and the maintenance of the Portfolio's net asset value at $1.00 are permitted by regulations set forth in Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7 as amended, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Directors. The Directors must approve or ratify the purchase of any unrated securities or securities rated by only one rating organization. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. The regulations also require the Directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolio. However, there is no assurance that the Fund will be able to meet this objective.

The Fund's procedures include the determination of the extent of deviation, if any, of the Portfolio's current net asset value per unit calculated using available market quotations from the Portfolio's amortized cost price per share at such intervals as the Directors deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Directors are required to consider promptly what action, if any, should be initiated. If the Directors believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Directors are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Portfolio incurs a significant loss or liability, the Directors have the authority to reduce pro rata the number of shares of that Portfolio in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.


                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or their shareholders. Accordingly, you are urged to consult your tax advisors regarding specific questions as to federal, state and local income taxes.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company

Each Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other Portfolios. Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S.

Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test").

For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

Portfolio Distributions

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts. Each Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Each Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Dividends from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of a Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolios will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolios (such as U.S. Treasury STRIPS, defined in "Glossary of Permitted Investments" below) are sold with original issue discount and thus do not make periodic cash interest payments.

Each Portfolio will be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the Portfolio has not received any interest payments on such obligations during that period. Because a Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser or sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by a Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from a Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be tax exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. Each Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in your particular state.

Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year, if paid by the Portfolio at any time during the following January.

Withholding

In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Redemption or Exchange of Shares

Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Portfolio shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

Investment in Foreign Financial Instruments.

Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

Hedging Transactions

Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

State Taxes

Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.


Foreign Income Tax

Investment Income received by the PBHG International Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If the PBHG International Fund meets the Distribution Requirement and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Portfolio (with respect to income derived from securities for which applicable holding period requirements have been satisifed the "Foreign Tax Credit Election"). Pursuant to the Foreign Tax Credit Election, the Portfolio will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. However, there are certain holding period requirements that must be satisfied by a shareholder before such shareholder will be allowed a deduction or credit. If the Portfolio makes the Foreign Tax Credit Election, it will report annually to its shareholders the respective amounts per share of the Portfolio's income from sources within, and taxes paid to, foreign countries and U.S. possessions.


Foreign Shareholders

Dividends from a Portfolio's investment company taxable income and distributions constituting returns of capital paid to a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") generally will be subject to U.S. withholding tax at a rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Portfolio's Foreign Tax Credit Election, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign taxes treated as having been paid by them.

A foreign shareholder generally will not be subject to U.S. taxation on gain realized upon the redemption or exchange of shares of a Portfolio or on capital gain dividends. In the case of a foreign shareholder who is a nonresident alien individual, however, gain realized upon the sale or redemption of shares of a Portfolio and capital gain dividends ordinarily will be subject to U.S. income tax at a rate of 30% (or lower applicable treaty rate) if such individual is physically present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. In the case of a foreign shareholder who is a nonresident alien individual, the Portfolios may be required to withhold U.S. federal income tax at a rate of 31% unless proper notification of such shareholder's foreign status is provided.

Notwithstanding the foregoing, if distributions by the Portfolios are effectively connected with a U.S. trade or business of a foreign shareholder, then dividends from such Portfolio's investment company taxable income, capital gains, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Transfers by gift of shares of a Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in any of the Portfolios.

Miscellaneous Considerations

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on May 28, 1998. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

                             PERFORMANCE ADVERTISING

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. For Portfolios other than the Cash Reserves Fund, yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of the Fund's Advisor Class shares will be lower than that of the Fund's PBHG Class shares because of the additional Rule 12b-1 shareholder servicing expenses charged to Advisor Class shares.


                              COMPUTATION OF YIELD

From time to time the PBHG Cash Reserves Fund may advertise its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the PBHG Cash Reserves Fund refers to the income generated by an investment in the PBHG Cash Reserves Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the PBHG Cash Reserves Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the PBHG Cash Reserves Fund will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes and income other than investment income) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the PBHG Cash Reserves Fund is determined by computing the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return + 1) 365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of the PBHG Cash Reserves Fund fluctuates, and the annualization of a week's dividend is not a representation by the Fund as to what an investment in the PBHG Cash Reserves Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the PBHG Cash Reserves Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the PBHG Cash Reserves Fund and other factors.

Yields are one basis upon which investors may compare the PBHG Cash Reserves Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the 7-day period ended September 30, 1998, the yield for the PBHG Cash Reserves Fund was 4.91% and the 7-day effective yield was 5.03%.


                           CALCULATION OF TOTAL RETURN

From time to time, each of the Portfolios may advertise its total returns. The total return refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for each of the Portfolios (other than the Cash Reserves Fund) from its inception through December 31, 1998, and for the one, five and ten year periods ended December 31, 1998, and the aggregate total returns for the Portfolios since inception, were as follows:


                                                                                                     Aggregate
                                                 Average Annual Total Return                        Total Return
                                                 ---------------------------                        ------------
                                                                                   Since               Since
Portfolio                         One Year        Five Year        Ten Year      Inception           Inception
---------                         --------        ---------        --------      ---------           ---------
PBHG Growth(1) (Advisor)            0.32%            n/a              n/a            -0.05%            -0.12%
PBHG Growth(1) (PBHG)               0.59%           10.95%          18.82%           17.62%           729.20%
PBHG Emerging Growth(2)             3.00%           16.38%             *             20.62%            183.0%
PBHG New Opportunities(13)            *               *                *                *                *


                                       57

                                                                                                     Aggregate
                                                 Average Annual Total Return                        Total Return
                                                 ---------------------------                        ------------
                                                                                   Since               Since
Portfolio                         One Year        Five Year        Ten Year      Inception           Inception
---------                         --------        ---------        --------      ---------           ---------
PBHG Large Cap Growth(3)           30.42%             *                *             29.58%           163.53*
PBHG Select Equity(4)               9.02%             *                *             28.81%           157.73%
PBHG Core Crowth(5)                 7.42%             *                *              8.79%            28.80%
PBHG Limited(6)                    13.05%             *                *             16.09%            45.42%
PBHG Large Cap 20(7)               67.83%             *                *             45.76%           119.60%
PBHG Large Cap Value(8)            34.74%             *                *             30.10%            69.25%
PBHG Mid-Cap Value(12)             27.84%             *                *             42.56%            80.87%
PBHG Small Cap Value(12)            1.13%             *                *             25.94%            47.03%
PBHG Focused Value(13)                *               *                *                *                *
PBHG Internationa(l9)              12.74%             *                *              6.18*            31.31%
PBHG Technology &
Communications(10)                 26.00%             *                *             29.72*           133.24%
PBHG Strategic Small Company(11)    2.13%             *                *             13.29*            28.35%


*    The Portfolio was not in operation for the full period.

(1) The PBHG Growth Fund commenced operations on December 19, 1985. The Advisor Class shares of this Portfolio commenced operations on August 19, 1996.

(2) The PBHG Emerging Growth Fund commenced operations with its predecessor on June 15, 1993.

(3)  The PBHG Large Cap Growth Fund commenced operations on April 5, 1995.

(4)  The PBHG Select Equity Fund commenced operations on April 5, 1995.

(5)  The PBHG Core Growth Fund commenced operations on January 2, 1996.

(6)  The PBHG Limited Fund commenced operations on July 1, 1996.

(7)  The PBHG Large Cap 20 Fund commenced operations on December 1, 1996.

(8)  The PBHG Large Cap Value Fund commenced operations on January 1, 1997.

(9)  The PBHG International Fund commenced operations on June 14, 1994.

(10) The PBHG Technology & Communications Fund commenced operations on October 2, 1995.

(11) The PBHG Strategic Small Company Fund commenced operations on January 1, 1997.

(12) The PBHG Mid-Cap Value Fund and the PBHG Small Cap Value Fund commenced operations on May 1, 1997.

(13) The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 19, 1999.

Quotations of total return, which are not annualized, represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC") located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Fund. PWC provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended March 31, 1999 and the report of the independent accountants for that year are included in the Fund's Annual Report to Shareholders dated March 31, 1999. The Annual Report, except for pages one through nine thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by PricewaterhouseCoopers LLP and incorporated by reference into the Statement of Additional Information in reliance on the report of PWC, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS:


(a) Articles of Restatement of the Articles of Incorporation of the Registrant filed October 21, 1998. Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrants Registration Statement on Form N-1A ("PEA No. 35").

     Articles Supplementary of the Registrant filed November 12, 1998. Incorporated herein by reference to PEA No. 35.

     Articles of Restatement of the Registrant filed January 21, 1999.

(b) Amended and Restated By-Laws of the Registrant adopted effective April 9, 1998. Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("PEA No. 34").

(c)  Articles of Incorporation filed as (a)

(d) Investment Advisory Agreement dated April 28, 1995 and Schedule A dated April 1, 1997, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A ("PEA No. 30").

     Form of Amendment to Investment Advisory Agreement between Pilgrim Baxter & Associates, Ltd. and the Registrant. Incorporated herein by reference to PEA No. 35.

     Schedule A dated December 3, 1998 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd.

     Schedule A dated January 25, 1999 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd.

     Investment Sub-Advisory Agreement by and between the Registrant, on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company dated April 4, 1995 Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A ("PEA No. 23").

     Form of Investment Sub-Advisory Agreement between the Registrant, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 35.

     Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Focused Value Fund, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. dated December 3, 1998.

     Investment Sub-Advisory Agreement between and among the Registrant, on behalf of the International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited dated June 30, 1995. Incorporated herein by reference to PEA No. 23

     Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Large Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December 16, 1996 (as revised effective May 1, 1997). Incorporated herein by reference to PEA No. 30.

     Investment Sub-Advisory Agreement between and among the Registrant, on behalf of PBHG Strategic Small Company Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc., dated December 16, 1996. Incorporated herein by reference to PEA No. 30. Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Mid-Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Small Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

(e) Distribution Agreement between the Registrant and SEI Financial Services Company dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Form of Amendment to Distribution Agreement between the Registrant and SEI Financial Services Company. Incorporated herein by reference to PEA No. 35.

     Schedule A dated December 3, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company.

     Schedule A dated January 25, 1999 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company.

     Form of Selling Group Agreement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A ("PEA No. 10").

(f)  Not Applicable

(g) Custodian Agreement between the Registrant and The Northern Trust Company, on behalf of the International Fund. Incorporated herein by reference to PEA No. 30.

     First Amendment to Custody Agreement between the Registrant and The Northern Trust Company dated June 4, 1998 on behalf of the International Fund. Incorporated herein by reference to PEA No. 35.

     Custodian Agreement between the Registrant and CoreStates Bank, N.A. and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Form of Amendment to the Custodian Agreement between the Registrant and First Union National Bank, successor by merger to CoreStates Bank, N.A. Incorporated herein by reference to PEA No. 35.

     Schedule A dated December 3, 1998 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank .

     Schedule A dated January 25, 1999 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank .

(h) Administrative Services Agreement between the Registrant and PBHG Fund Services dated July 1, 1996 and Exhibit A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Form of Amendment to the Administrative Services Agreement between the Registrant and PBHG Fund Services. Incorporated herein by reference to PEA No. 35.

     Schedule A dated December 3, 1998 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services.

     Schedule A dated January 25, 1999 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services.

     Sub-Administrative Services Agreement between the Registrant and SEI Fund Resources dated July 1, 1996 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Amendment dated May 1, 1998 to Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources dated July 1, 1996. Incorporated herein by reference to PEA No. 35.

     Form of Amendment to the Sub-Administrative Services Agreement between the Registrant, PBHG Fund Services and SEI Fund Resources. Incorporated herein by reference to PEA No. 35.

     Schedule A dated December 3, 1998 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources.

     Schedule A dated January 25, 1999 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources.

     Schedule A dated December 3, 1998 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc.

     Schedule A dated January 25, 1999 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Core Growth Fund dated September 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A ("PEA No. 25").

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Limited Fund dated September 24, 1996. Incorporated herein by reference to PEA No. 25.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap 20 Fund dated November 24, 1996. Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A ("PEA No. 27").

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Large Cap Value Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Strategic Small Company Fund dated December 16, 1996. Incorporated herein by reference to PEA No. 27.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG International Fund dated March 6, 1997. Incorporated herein by reference to PEA No. 30.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Mid-Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Small Cap Value Fund dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd on behalf of each Portfolio with respect to its Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A.

     Form of Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of each Portfolio listed on Schedule A. Incorporated herein by reference to PEA No. 35.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Focused Value Fund dated December 3, 1998.

     Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG New Opportunities Fund dated January 25, 1999.

     Shareholder Services Agreement between the Registrant and PBHG Fund Services dated January 1, 1998. Incorporated herein by reference to PEA No. 35.

     Schedule A dated December 3, 1998 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services.

     Schedule A dated January 25, 1999 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services.

     Southwestern Life Insurance Company Defined Benefit Pension Plan and Trust. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A ("PEA No. 1").

     Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

     Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

     Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated Defined Benefit Pension Plan and Trust. Incorporated herein by reference to PEA No. 1.

     Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated Defined Benefit Pension Plan and Trust. Incorporated herein by reference to PEA No. 1.

     Southwestern Life Insurance Company Combination Profit Sharing-Money Purchase Plan and Trust. Incorporated by reference to PEA No. 1.

     Adoption Agreement for Southwestern Life Insurance Company Standardized Money Purchase Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

     Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan and Trust (with Pairing Provisions). Incorporated herein by reference to PEA No. 1.

     Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase Plan and Trust. Incorporated herein by reference to PEA No. 1.

     Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing Plan and Trust. Incorporated herein by reference to PEA No. 1.

     Form 5305, Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement. Incorporated herein by reference to PEA No. 1.

     Form 5305-A, Individual Retirement Custodial Account. Incorporated herein by reference to PEA No. 1.

     Southwestern Life Insurance Company Tax Deferred Annuity Program Custodial Agreement. Incorporated herein by reference to PEA No. 1.

     Amendment to Application for Investment Plans under a 403(b)(7) Plan. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.

     Schedule for computation of Performance Quotation provided in the Registration Statement. Incorporated herein by reference to PEA No. 30.

(i)  Consent of Counsel

(j)  Consent of Independent Accountants

(k) Financial Highlights incorporated herein by reference to Prospectus dated June 1, 1998.

     The following financial statements are incorporated herein by reference to the Annual Report of The PBHG Funds, Inc. (the "Fund") dated March 31, 1998:

     Statement of Net Assets as of March 31, 1998
     Statement of Operations for the period ended March 31, 1998
     Statement of Changes in Net Assets for the period ended March 31, 1998 Financial Highlights for the fiscal year or period ended March 31, 1998 Notes to Financial Statements as of March 31, 1998

     The following financial statements (unaudited) are incorporated herein by reference by reference to the Semi-Annual Report of the Fund dated September 30, 1998:

     Statement of Net Assets as of September 30, 1998
     Statements of Assets and Liabilities as of September 30, 1998
     Statements of Operations as of September 30, 1998
     Statements of Changes in Net Assets as of September 30, 1998
     Financial Highlights for the fiscal year or period ended September 30, 1998 Notes to Financial Statements as of September 30, 1998

(l) Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

(m) Plan pursuant to Rule 12b-1 with respect to Advisor Class shares. Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.

(n)  Financial Data Schedules. Incorporated herein by reference to PEA No. 34.

(o) Rule 18f-3 Multiple Class Plan dated November 20, 1995 and Schedule A dated April 1, 1997. Incorporated herein by reference to PEA No. 30.

     Schedule A dated December 3, 1998 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd.

     Schedule A dated January 25, 1999 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd.

24 (a) Directors' Power of Attorney. Incorporated herein by reference to PEA No. 34.

     (b) Officers' Power of Attorney. Incorporated herein by reference to PEA No. 34.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.


Item 25. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940, as amended ("1940 Act"). The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The By-Laws of the Registrant include the following:

                                   ARTICLE IX
                     INDEMNIFICATION AND ADVANCE OF EXPENSES

     Section 1. Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").


Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the 1940 Act, as amended, and Release No. IC-11330 issued thereunder.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position with Pilgrim
Baxter & Associates, Ltd.                  Name of Other Company                        Connection with Other Company
------------------------------             ---------------------                        -----------------------------
Harold J. Baxter                           Pilgrim Baxter Value Investors, Inc.         Director, Chairman and Chief
Director, Chairman and                                                                  Executive Officer
Chief Executive Officer
                                           PBHG Fund Services                           Trustee

                                           PBHG Fund Distributors                       Trustee
                                           825 Duportail Road
                                           Wayne, PA  19087

                                           PBA Funding, Inc.                            Director

                                           United Asset Management                      Director
                                           Corporation

Gary L. Pilgrim                            PBHG Fund Services                           Trustee
Director and Chief Investment              825 Duportail Road
Officer, President (4/95 - 10/97),         Wayne, PA  19087
Secretary (5/95 - 12/96)
                                           Pilgrim Baxter Value Investors, Inc.         Director, President

                                      C-8



Brian F. Bereznak                          PBHG Fund Services                           President and Trustee
Chief Operating Officer
(5/95 - 10/97)

Eric C. Schneider                          Pilgrim Baxter Value Investors, Inc.         Director, Chief Financial Officer and
Chief Financial Officer and                                                             Treasurer
Treasurer                                  PBHG Fund Services                           Chief Financial Officer

                                           PBHG Fund Distributors                       Trustee
                                           825 Duportail Road
                                           Wayne, PA  19087

                                           PBA Funding, Inc.                            President

John M. Zerr                               Pilgrim Baxter Value Investors, Inc.         General Counsel and Secretary
General Counsel and Secretary
                                           PBHG Fund Services                           General Counsel and Secretary

                                           PBHG Fund Distributors                       General Counsel and Secretary
                                           825 Duportail Road
                                           Wayne, PA  19087

                                           PBA Funding, Inc.                            Secretary

Name and Position with Pilgrim Baxter
Value Investors, Inc.                     Name of Other Company                        Connection with Other Company
-------------------------------------     ---------------------                        -----------------------------
Harold J. Baxter                          Pilgrim Baxter & Associates, Ltd.            Director, Chairman and Chief Executive
Director, Chairman and Chief Executive                                                 Officer
Officer                                   PBHG Fund Services                           Trustee

                                          PBHG Fund Distributors                       Trustee
                                          825 Duportail Road
                                          Wayne, PA  19087

                                          PBA Funding, Inc.                            Director

                                          United Asset Management Corporation          Director

Brian F. Bereznak                         Pilgrim Baxter & Associates, Ltd.            Chief Operating Officer (5/95 - 10/97)
Director
                                          PBHG Fund Services                           President and Trustee

Gary L. Pilgrim                           Pilgrim Baxter & Associates, Ltd.            Director, Chief Investment Officer,
Director, President                                                                    President, (4/95 - 10/97), Secretary
                                                                                       (5/95 - 12/96)

                                          PBHG Fund Services                           Trustee
                                          825 Duportail Road
                                          Wayne, PA  19087

                                      C-9


David W. Jennings                         Pilgrim Baxter & Associates, Ltd.            Director of Client
Director, President and Chief Operating   825 Duportail Road                           Services
Officer (10/96 - 1/98)                    Wayne, PA  19087

Eric C. Schneider                         Pilgrim Baxter & Associates, Ltd.            Chief Financial Officer and Treasurer
Director, Chief Financial Officer
and Treasurer                             PBHG Fund Services                           Chief Financial Officer

                                          PBHG Fund Distributors                       Trustee
                                          825 Duportail Road
                                          Wayne, PA  19087

                                          PBA Funding, Inc.                            President

John M. Zerr                              Pilgrim Baxter & Associates, Ltd.            General Counsel and Secretary
General Counsel and Secretary
                                          PBHG Fund Services                           General Counsel and Secretary

                                          PBHG Fund Distributors                       General Counsel and Secretary
                                          825 Duportail Road
                                          Wayne, PA  19087

                                          PBA Funding, Inc.                            Secretary


The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File No. 801-34926).

The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                                      July 15, 1982
SEI Liquid Asset Trust                                      November 29, 1982
SEI Tax Exempt Trust                                        December 3, 1982
SEI Index Funds                                             July 10, 1985

SEI Institutional Managed Trust                             January 22, 1987
SEI Institutional International Trust                       August 30, 1988
The Advisors' Inner Circle Fund                             November 14, 1991
The Pillar Funds                                            February 28, 1992
CUFund                                                      May 1, 1992
STI Classic Funds                                           May 29, 1992
First American Funds, Inc.                                  November 1, 1992
First American Investment Funds, Inc.                       November 1, 1992
The Arbor Fund                                              January 28, 1993
Boston 1784 Funds (R)                                       June 1, 1993
Morgan Grenfell Investment Trust                            January 3, 1994
The Achievement Funds Trust                                 December 27, 1994
Bishop Street Funds                                         January 27, 1995
CrestFunds, Inc.                                            March 1, 1995
STI Classic Variable Trust                                  August 18, 1995
Ark Funds                                                   November 1, 1995
Monitor Funds                                               January 11, 1996
FMB Funds, Inc.                                             March 1, 1996
SEI Asset Allocation Trust                                  April 1, 1996
TIP Funds                                                   April 28, 1996
TIP Institutional Funds                                     January 1, 1998
SEI Institutional Investments Trust                         June 14, 1996
First American Strategy Funds, Inc.                         October 1, 1996
HighMark Funds                                              February 15, 1997
Armada Funds                                                March 8, 1997
PBHG Insurance Series Fund, Inc.                            April 1, 1997
Expedition Funds                                            June 9, 1997
Oak Associates Funds                                        February 25, 1998

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456.


                                                                                     Positions and Offices
Name                             Positions and Offices with Underwriter              with Registrant
----                             --------------------------------------              ---------------------
Alfred P. West, Jr.              Director, Chairman of the Board                             --
                                 of Directors
Henry H. Greer                   Director                                                    --
Mark J. Held                     President & Chief Operating Officer                         --
Robert M. Silvestri              Chief Financial Officer & Treasurer                         --
Carmen V. Romeo                  Director, Executive Vice President                          --
Gilbert L. Beebower              Executive Vice President                                    --
Dennis J. McGonigle              Executive Vice President                                    --
Richard B. Lieb                  Executive Vice President, President                         --
                                 Investment Services Division

                                      C-11

Leo J. Dolan, Jr.                Senior Vice President                                       --
Carl A. Guarino                  Senior Vice President                                       --
Larry Hutchinson                 Senior Vice President                                       --
Jack May                         Senior Vice President                                       --
Hartland J. McKeown              Senior Vice President                                       --
Barbara J. Moore                 Senior Vice President                                       --
Kevin P. Robins                  Senior Vice President,                                      --
                                 General Counsel & Secretary
Patrick K. Walsh                 Senior Vice President                                       --
Robert Crudup                    Vice President & Managing Director                          --
Vic Galef                        Vice President & Managing Director                          --
Kim Kirk                         Vice President & Managing Director                          --
John Krzeminski                  Vice President & Managing Director                          --
Carolyn McLaurin                 Vice President &Managing Director                           --
W. Kelso Morrill                 Vice President & Managing Director                          --
Mark Samuels                     Vice President & Managing Director                          --
Wayne M. Withrow                 Vice President & Managing Director                          --
Robert Aller                     Vice President                                              --
Gordon W. Carpenter              Vice President                                              --
Todd Cipperman                   Vice President & Assistant Secretary                        --
Barbara Doyne                    Vice President                                              --
Jeff Drennen                     Vice President                                              --
Kathy Heilig                     Vice President                                              --
Jeff Jacobs                      Vice President                                              --
Samuel King                      Vice President                                              --
Joanne Nelson                    Vice President                                              --
Mark Nagle                       Vice President                                              --
Sandra K. Orlow                  Vice President & Secretary                                  --
Cynthia M. Parrish               Vice President & Assistant Secretary                        --
Kim Rainey                       Vice President                                              --
Rob Redican                      Vice President                                              --
Maria Reinhart                   Vice President                                              --
Steve Smith                      Vice President                                              --
Daniel Spaventa                  Vice President                                              --
Kathryn L. Stanton               Vice President & Assistant Secretary                        --
Joseph M. O'Donnell              Vice President                                              Vice President & Assistant
                                                                                             Secretary
S. Courtney E. Collier           Vice President & Assistant Secretary                        --
Lydia A. Gavalis                 Vice President & Assistant Secretary                        --
Greg Gettinger                   Vice President & Assistant Secretary                        --
Lynda J. Striegel                Vice President & Assistant Secretary                        Vice President & Assistant
                                                                                             Secretary
Lori White                       Vice President & Assistant Secretary                        --

c.   None.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a), 31a-1(b)(1), (2)(a) and (b), (3), (6), (8),
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     First Union National Bank              The Northern Trust Company
     530 Walnut Street                      50 South LaSalle Street
     Philadelphia, PA  19106                Chicago, IL  60675

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, PA  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.      Murray Johnstone
     825 Duportail Road                     International Limited
     Wayne, PA  19087                       11 West Nile Street
                                            Glasgow, Scotland  G12PX

     Wellington Management Company, LLP     Pilgrim Baxter Value Investors, Inc.
     75 State Street                        825 Duportail Road
     Boston, MA  02109                      Wayne, PA 19087


ITEM 29. MANAGEMENT SERVICES:

None


ITEM 30. UNDERTAKINGS:

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. ___ to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the ______ day of _______________, 1999.

                                        THE PBHG FUNDS, INC.
                                        Registrant

                                        By: ______________________
                                            Harold J. Baxter
                                            Chairman and Director

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                                 TITLE                              DATE
---------                                                 -----                              ----

______________________                           Chairman and Director                       May 31, 1999
Harold J. Baxter

______________________                           Director                                    May 31, 1999
John R. Bartholdson

______________________                           Director                                    May 31, 1999
Jettie M. Edwards

______________________                           Director                                    May 31, 1999
Albert A. Miller

______________________                           President                                   May 31, 1999
Gary L. Pilgrim

______________________                           Vice President                              May 31, 1999
Brian F. Bereznak

______________________                           Treasurer, Chief Financial                  May 31, 1999
Lee T. Cummings                                  Officer and Controller



                      * By: ________________________
                            John M. Zerr
                            Attorney-in-Fact

                                  EXHIBIT LIST

Exhibit Number                                   Description
--------------                                   -----------
EX-99.B(a) Articles of Restatement of the Registrant filed January 21, 1999.

EX-99.B(d) Schedule A dated December 3, 1998 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd.

           Schedule A dated January 25, 1999 to Investment Advisory Agreement dated April 28, 1995 by and between the Registrant and Pilgrim Baxter & Associates, Ltd.

           Investment Sub-Advisory Agreement by and between the Registrant, on behalf of PBHG Focused Value Fund, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. dated December 3, 1998.

EX-99.B(e) Schedule A dated December 3, 1998 to Distribution Agreement dated
           April 1, 1997 by and between the Registrant and SEI Financial Services Company.

           Schedule A dated January 25, 1999 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company.

EX-99.B(g) Schedule A dated December 3, 1998 to Custodian Agreement dated
           April 1, 1997 by and between the Registrant and First Union National Bank.

           Schedule A dated January 25, 1999 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank.

EX-99.B(h) Schedule A dated December 3, 1998 to Administrative Services
           Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services.

           Schedule A dated January 25, 1999 to Administrative Services Agreement dated July 1, 1996 by and between the Registrant and PBHG Fund Services.

           Schedule A dated December 3, 1998 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources.

           Schedule A dated January 25, 1999 to Sub-Administrative Services Agreement dated July 1, 1996 by and between the Registrant, PBHG Fund Services and SEI Fund Resources.

           Schedule A dated December 3, 1998 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc.

           Schedule A dated January 25, 1999 to Agency Agreement dated January 1, 1998 by and between the Registrant and DST Systems, Inc.

           Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG Focused Value Fund dated December 3, 1998.

           Expense Limitation Agreement between the Registrant and Pilgrim Baxter & Associates, Ltd. on behalf of PBHG New Opportunities Fund dated January 25, 1999.

           Schedule A dated December 3, 1998 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services.

           Schedule A dated January 25, 1999 to Shareholder Services Agreement dated January 1, 1998 by and between the Registrant and PBHG Fund Services.

EX-99.B(i) Consent of Counsel.

EX-99.B(j) Consent of Independent Accountants.

EX-99.B(o) Schedule A dated December 3, 1998 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd.

           Schedule A dated January 25, 1999 to Rule 18f-3 Multiple Class Plan dated November 20, 1995 by and between Registrant and Pilgrim Baxter & Associates, Ltd.